--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.

                       U.S. Small Cap Value Portfolio II

                                  Semi-Annual
                                     Report

                         Six Months Ended May 31, 1997
                                  (Unaudited)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. SMALL CAP VALUE PORTFOLIO II
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                                                                         PAGE
                                                                                                                       ---------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities..............................................................................          1
    Statement of Operations..........................................................................................          2
    Statements of Changes in Net Assets..............................................................................          3
    Financial Highlights.............................................................................................          4
    Notes to Financial Statements....................................................................................        5-6

THE DFA INVESTMENT TRUST COMPANY -- THE U.S SMALL CAP VALUE SERIES
    Statement of Net Assets..........................................................................................          7
    Statement of Operations..........................................................................................         23
    Statements of Changes in Net Assets..............................................................................         24
    Financial Highlights.............................................................................................         25
    Notes to Financial Statements....................................................................................      26-27

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. SMALL CAP VALUE PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1997
                                  (UNAUDITED)

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
  Investment in The U.S. Small Cap Value Series of The DFA Investment Trust Company
    (3,910,526 Shares, Cost $58,464) at Value........................................  $    68,940
  Receivable for Fund Shares Sold....................................................          532
  Prepaid Expenses and Other Assets..................................................           32
                                                                                       -----------
        Total Assets.................................................................       69,504
                                                                                       -----------
LIABILITIES:
  Payable for Investment Securities Purchased........................................          532
  Accrued Expenses...................................................................           23
                                                                                       -----------
        Total Liabilities............................................................          555
                                                                                       -----------
NET ASSETS...........................................................................  $    68,949
                                                                                       -----------
                                                                                       -----------
SHARES OUTSTANDING, $.01 PAR VALUE (Authorized 100,000,000)..........................    4,316,122
                                                                                       -----------
                                                                                       -----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.............................  $     15.97
                                                                                       -----------
                                                                                       -----------
NET ASSETS CONSIST OF:
    Paid-In Capital..................................................................  $    57,137
    Accumulated Net Investment Loss..................................................          (62)
    Undistributed Net Realized Gain..................................................        1,398
    Unrealized Appreciation of Investment Securities.................................       10,476
                                                                                       -----------
        Total Net Assets.............................................................  $    68,949
                                                                                       -----------
                                                                                       -----------

                 See accompanying Notes to Financial Statements

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. SMALL CAP VALUE PORTFOLIO II

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1997
                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received........................................................  $      60
                                                                                           ---------
EXPENSES
    Administrative Services..............................................................          3
    Accounting & Transfer Agent Fees.....................................................         10
    Shareholder Services.................................................................         28
    Legal Fees...........................................................................          3
    Audit Fees...........................................................................          1
    Filing Fees..........................................................................         10
    Shareholders' Reports................................................................          4
    Directors' Fees and Expenses.........................................................          2
    Organization Costs...................................................................          4
    Other................................................................................         10
                                                                                           ---------
        Total Expenses...................................................................         75
                                                                                           ---------

    NET INVESTMENT LOSS..................................................................        (15)
                                                                                           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital Gain Distributions Received......................................................      2,017

Net Realized Loss on Investment Securities...............................................        (85)

Change in Unrealized Appreciation (Depreciation) of Investment Securities................      4,217
                                                                                           ---------

    NET GAIN ON INVESTMENT SECURITIES....................................................      6,149
                                                                                           ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................................  $   6,134
                                                                                           ---------
                                                                                           ---------

                 See accompanying Notes to Financial Statements

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. SMALL CAP VALUE PORTFOLIO II

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                               SIX MONTHS     YEAR
                                                                                  ENDED       ENDED
                                                                                MAY. 31,    NOV. 30,
                                                                                  1997        1996
                                                                               -----------  ---------
                                                                               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss).............................................   $     (15)  $     190
    Capital Gain Distributions Received......................................       2,017         344
    Net Realized Loss on Investment Securities...............................         (85)        (67)
    Change in Unrealized Appreciation (Depreciation) of Investment
      Securities.............................................................       4,217       4,508
                                                                               -----------  ---------
        Net Increase in Net Assets Resulting from Operations.................       6,134       4,975
                                                                               -----------  ---------
Distributions From:
    Net Investment Income....................................................        (225)        (13)
    Net Realized Gains.......................................................        (759)        (44)
                                                                               -----------  ---------
        Total Distributions..................................................        (984)        (57)
                                                                               -----------  ---------
Capital Share Transactions (1):
    Shares Issued............................................................      25,775      23,865
    Shares Issued in Lieu of Cash Distributions..............................         984          57
    Shares Redeemed..........................................................      (3,597)     (2,493)
                                                                               -----------  ---------
        Net Increase From Capital Share Transactions.........................      23,162      21,429
                                                                               -----------  ---------
        Total Increase.......................................................      28,312      26,347

NET ASSETS
    Beginning of Period......................................................      40,637      14,290
                                                                               -----------  ---------
    End of Period............................................................   $  68,949   $  40,637
                                                                               -----------  ---------
                                                                               -----------  ---------
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued............................................................       1,722       1,779
    Shares Issued in Lieu of Cash Distributions..............................          67           5
    Shares Redeemed..........................................................        (242)       (193)
                                                                               -----------  ---------
                                                                                    1,547       1,591
                                                                               -----------  ---------
                                                                               -----------  ---------

                 See accompanying Notes to Financial Statements

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. SMALL CAP VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    SIX MONTHS         YEAR              YEAR             AUG. 3
                                                       ENDED           ENDED             ENDED              TO
                                                      MAY 31,        NOV. 30,          NOV. 30,          NOV. 30,
                                                       1997            1996              1995              1994
                                                    -----------     -----------       -----------       -----------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period..............    $ 14.67       $     12.13       $      9.65         $   10.00
                                                    -----------     -----------       -----------       -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)....................      (0.01)             0.08              0.06              0.11
  Net Gains (Losses) on Securities (Realized and
    Unrealized)...................................       1.63              2.51              2.63             (0.35)
                                                    -----------     -----------       -----------       -----------
  Total from Investment Operations................       1.62              2.59              2.69             (0.24)
                                                    -----------     -----------       -----------       -----------
LESS DISTRIBUTIONS
  Net Investment Income...........................      (0.07)            (0.01)            (0.06)            (0.11)
  Net Realized Gains..............................      (0.25)            (0.04)            (0.15)               --
                                                    -----------     -----------       -----------       -----------
  Total Distributions.............................      (0.32)            (0.05)            (0.21)            (0.11)
                                                    -----------     -----------       -----------       -----------
Net Asset Value, End of Period....................    $ 15.97       $     14.67       $     12.13         $    9.65
                                                    -----------     -----------       -----------       -----------
                                                    -----------     -----------       -----------       -----------
Total Return......................................      11.25%#           21.39%            27.90%            (2.39)%#

Net Assets, End of Period (thousands).............    $68,949       $    40,637       $    14,290         $   6,055
Ratio of Expenses to Average Net Assets (1).......       0.54%*            0.85%(a)          0.96%(a)          0.96%*(a)
Ratio of Net Investment Income to Average Net
  Assets..........................................      (0.05)%*           0.77%(a)          0.68%(a)          4.78*(a)
Portfolio Turnover Rate...........................        N/A               N/A               N/A               N/A
Average Commission Rate...........................        N/A               N/A               N/A               N/A

--------------

*    Annualized
#    Non-Annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
(a) Had certain waivers and reimbursements not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1996, 1995 and 1994 would have been 0.88%, 1.50% and 2.33%, respectively and the ratios of net investment income to average net assets for the periods ended November 30, 1996, 1995 and 1994 would have been 0.74%, 0.14% and 3.41%, respectively.
N/A  Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (The "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers eleven portfolios, of which U.S. Small Cap Value Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The U.S. Small Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 1997, the Portfolio owned 4% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA") (the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. Effective July 1, 1996, the Portfolio's Administrative fees were computed daily and paid monthly to the Advisor at an effective annual rate of 0.01% of 1%. Prior to that date this rate was 0.30 of 1%.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    Effective July 1, 1996, the Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.75% of average daily net assets. Prior to that date, the Advisor agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses to not more than 0.96% of average daily net assets.

    In addition, pursuant to an agreement with certain Shareholder Service Agents, the Portfolio pays to such agents a fee at the effective annual rate of
 .10% of its average daily net assets.

D. INVESTMENTS:

    At May 31, 1997, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...........................  $  10,476
Gross Unrealized Depreciation...........................         --
                                                          ---------
Net.....................................................  $  10,476
                                                          ---------
                                                          ---------

E. LINE OF CREDIT

    In July, 1996, the Fund, together with other DFA-advised portfolios, entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the six months ended May 31, 1997.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. SMALL CAP VALUE SERIES

                            STATEMENT OF NET ASSETS

                                  MAY 31, 1997
                                  (UNAUDITED)

                                                               SHARES           VALUE+
                                                              --------  --------------
COMMON STOCKS -- (97.5%)
  *3-D Systems Corp.........................................   92,000   $      667,000
  AAR Corp..................................................  155,400        4,817,400
  *ACX Technologies, Inc....................................  221,200        4,700,500
  *AEP Industries, Inc......................................   25,150        1,177,334
  *AG Services America, Inc.................................    2,900           46,400
  APL, Ltd..................................................  119,250        3,607,312
  *APS Holding Corp. Class A................................  116,300        1,155,731
  *AST Research, Inc........................................  353,506        1,850,383
  Aames Financial Corp......................................   12,000          154,500
  *#Aasche Transportation Services, Inc.....................   31,000          154,031
  Abington Bancorp, Inc.....................................   15,500          366,187
  Abrams Industries, Inc....................................   10,000           58,750
  *Abraxas Petroleum Corp...................................   55,000          725,312
  *Accell International Corp................................   53,000          159,000
  *Acceptance Insurance Companies, Inc......................  168,100        3,530,100
  *Access Beyond, Inc.......................................   30,400          151,050
  *Acclaim Entertainment, Inc...............................   77,700          320,512
  Aceto Corp................................................   39,840          537,840
  *Acme Metals, Inc.........................................   93,100        1,419,775
  *Acme United Corp.........................................    8,700           51,656
  Acordia, Inc..............................................   24,000          852,000
  *Adage, Inc...............................................   41,754          168,321
  *Adam Software, Inc.......................................    3,000            5,625
  *Adflex Solutions, Inc....................................    7,300          119,537
  *Advanced Logic Research, Inc.............................  104,300        1,153,819
  *Advanced Marketing Services, Inc.........................   47,500          492,812
  *Advanced Technology Labs, Inc............................  100,827        3,938,555
  Advantage Bancorp, Inc....................................   25,725        1,000,059
  Advest Group, Inc.........................................   80,200        1,303,250
  *Aeroflex, Inc............................................   99,100          396,400
  *Aerosonic Corp. DE.......................................    9,200          109,250
  *Aerovox, Inc.............................................   60,800          292,600
  Affiliated Community Bancorp..............................    6,800          195,925
  *Air Methods Corp.........................................   67,900          184,603
  Airborne Freight Corp.....................................  199,600        7,634,700
  *Airways Corp.............................................   14,600           75,737
  *Alamco, Inc..............................................   31,100          474,275
  *Alarmguard Holdings, Inc.................................   10,000           65,000
  *#Alaska Air Group, Inc...................................  131,500        3,271,062
  *Alba-Waldensian, Inc.....................................    4,700           23,500
  Albank Financial Corp.....................................   85,080        3,275,580
  *Aldila, Inc..............................................  129,500          639,406
  Alfa Corp.................................................   58,900          750,975
  Alico, Inc................................................   22,400          431,200
  *Alkermes, Inc............................................   78,000        1,287,000
  *Allegro New Media, Inc...................................   23,052           57,630
  Alliance Bancorp..........................................   28,372          833,427
  *Alliance Entertainment Corp..............................   67,600           59,150
  *#Alliance Semiconductor Corp.............................  284,100        2,361,581
  Allied Group, Inc.........................................   24,500          973,875
  Allied Healthcare Products, Inc...........................   64,000          384,000
  *Allied Holdings, Inc.....................................   61,900          611,262
  Allied Life Financial Corp................................   31,600          537,200
  *Allied Research Corp.....................................   49,500          414,562

                                                               SHARES           VALUE+
                                                              --------  --------------
  *Allou Health & Beauty Care, Inc. Class A.................   43,200   $      256,500
  *Allstate Financial Corp..................................   20,900          125,400
  *Allwaste, Inc............................................  270,600        2,266,275
  *Aloette Cosmetics, Inc...................................   17,300           52,981
  *Alpha Industries, Inc....................................   87,200          643,100
  *Alpha Microsystems, Inc..................................   28,500           39,187
  *Alpha Technologies Group, Inc............................   53,700          157,744
  Alpharma, Inc. Class A....................................  122,500        2,051,875
  *Alteon, Inc..............................................   13,400           51,925
  Amcast Industrial Corp....................................   69,400        1,700,300
  Amcore Financial, Inc.....................................   37,900        1,065,937
  *America Services Group, Inc..............................   18,000          191,250
  *America West Holdings Corp. Class B......................  289,900        4,457,212
  American Annuity Group, Inc...............................   60,850        1,133,331
  American Bank of Connecticut..............................   22,200          765,900
  *American Banknote Corp...................................  157,800          670,650
  American Biltrite, Inc....................................   30,900          689,456
  *American Classic Voyages Co..............................    1,100           11,619
  American Eagle Group, Inc.................................   75,600           47,250
  *American Eagle Outfitters, Inc...........................   99,600        1,126,725
  *American Ecology Corp....................................   51,900           71,362
  *American Exploration Co..................................   34,800          452,400
  *American Freightways Corp................................  472,000        6,431,000
  American Heritage Life Investment Corp....................  124,300        3,604,700
  *American Homepatient, Inc................................      200            3,850
  American Indemnity Financial Corp.........................   14,200          181,050
  *American Medical Electronics, Inc. (Escrow-Bonus)........   20,800                0
  *American Medical Electronics, Inc. (Escrow-Earnings).....   20,800                0
  *American Mobile Satellite Corp...........................  186,200        1,652,525
  *American Oilfield Divers, Inc............................   41,800          470,250
  *American Pacific Corp....................................   67,700          437,934
  *American Physicians Services Group, Inc..................   38,000          256,500
  *American Software, Inc. Class A..........................  122,100          896,672
  *#American Technical Ceramics Corp........................   32,100          397,237
  American Vanguard Corp....................................    7,040           54,120
  *American Waste Services, Inc. Class A....................  200,900          351,575
  American Woodmark Corp....................................   35,010          571,101
  Americana Bancorp, Inc....................................   23,300          366,974
  *Ameristar Casinos, Inc...................................   30,900          169,950
  *Ameriwood Industries International Corp..................   34,900          250,844
  Ameron, Inc...............................................   33,300        1,848,150
  *Ames Department Stores, Inc..............................  169,700        1,373,509
  *Amistar Corp.............................................   29,200          157,862
  Ampco-Pittsburgh Corp.....................................  133,100        1,746,937
  *Amrep Corp...............................................   74,992          281,220
  *Amresco, Inc.............................................   10,000          175,000
  *Amtech Corp..............................................  143,700          772,387
  *Amtran, Inc..............................................  102,900          887,512

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                               SHARES           VALUE+
                                                              --------  --------------
  Amvestors Financial Corp..................................  137,348   $    2,420,758
  Amwest Insurance Group, Inc...............................   28,050          399,712
  Analogic Corp.............................................   79,500        2,578,781
  Analysis & Technology, Inc................................   19,200          283,200
  *Anaren Microwave, Inc....................................   35,800          349,050
  Anchor Bancorp Wisconsin, Inc.............................   29,925        1,290,516
  Andover Bancorp, Inc. DE..................................   47,760        1,373,100
  Angelica Corp.............................................  163,400        2,941,200
  *#Ann Taylor Stores Corp..................................  223,400        5,194,050
  *Ansaldo Signal N.V.......................................   69,550          399,912
  *Antec Corp...............................................  327,800        4,015,550
  *Anuhco, Inc..............................................   53,700          483,300
  *Apertus Technologies, Inc................................  107,400          159,422
  *Apogee, Inc..............................................   77,500          329,375
  *Applied Extrusion Technologies, Inc......................   85,700        1,017,687
  Applied Industrial Technologies, Inc......................   17,100          600,637
  *Applied Signal Technologies, Inc.........................   64,700          454,922
  Aquila Gas Pipeline Corp..................................   40,000          590,000
  *#Arcadia Financial, Ltd..................................  255,000        2,645,625
  *Arch Communications Group, Inc...........................  220,400        1,749,425
  *Arden Industrial Products, Inc...........................   59,200          310,800
  *Argosy Gaming Corp.......................................  355,800        1,111,875
  *Arkansas Best Corp.......................................  219,000        1,307,156
  *Armco, Inc...............................................  225,000          843,750
  *Arrow Automotive Industries, Inc.........................   21,600           72,900
  Arrow Financial Corp......................................    5,234          133,467
  *Artisoft, Inc............................................  119,100          297,750
  *Artistic Greetings, Inc..................................   40,600          177,625
  Arvin Industries, Inc.....................................  180,000        4,995,000
  *Asante Technologies, Inc.................................   39,700          155,078
  *Aseco Corp...............................................   29,500          372,437
  Ashland Coal, Inc.........................................  105,000        2,808,750
  *Ashworth, Inc............................................    7,400           65,906
  *Astec Industries, Inc....................................   85,400        1,003,450
  Astoria Financial Corp....................................  133,400        5,486,075
  Astro-Med, Inc............................................   40,675          373,702
  *Astronics Corp...........................................   20,625          132,773
  *Astrosystems, Inc........................................   31,600          169,850
  *Astrotech International Corp.............................   83,800          439,950
  *Asyst Technologies, Inc..................................   38,200        1,525,612
  *Atchison Casting Corp....................................   58,000          993,250
  *Athey Products Corp......................................   17,140           73,916
  *Atkinson (Guy F.) of California..........................   85,900          595,931
  *Atlantic Gulf Communities Corp...........................  102,200          574,875
  *Atlantic Tele-Network, Inc...............................   97,900        1,223,750
  *Atlantis Plastics, Inc...................................   60,000          427,500
  Atrion Corp...............................................   26,750          362,797
  *Au Bon Pain, Inc. Class A................................   81,900          516,994
  *Audiovox Corp. Class A...................................  137,300          901,031
  *Autoimmune, Inc..........................................   22,000           50,187
  *Autoinfo, Inc............................................   64,100          114,178
  *Autologic Information International, Inc.................    7,100           36,831
  *Avatar Holdings, Inc.....................................   22,400          730,800
  *#Avatex Corp.............................................  189,340          213,007
  *Aviall, Inc..............................................  127,500        1,880,625
  *Avid Technology, Inc.....................................  143,400        3,369,900
  *Avondale Industries, Inc.................................  121,400        2,291,425
  *Aydin Corp...............................................   51,200          576,000
  *Aztar Corp...............................................  559,700        3,917,900
  Aztec Manufacturing Co....................................   45,000          551,250
                                                               SHARES           VALUE+
                                                              --------  --------------
  *BEC Group, Inc...........................................    8,380   $       37,710
  BEI Electronics, Inc......................................   59,200          518,000
  *BF Enterprises, Inc......................................    2,300           20,125
  BHC Financial, Inc........................................   60,800        2,101,400
  *BI, Inc..................................................  107,300          741,041
  *BMC West Corp............................................   98,300        1,308,619
  *BPI Packaging Technologies, Inc..........................   78,200          145,403
  *BRC Holdings, Inc........................................   11,900          440,300
  BSB Bancorp, Inc..........................................   69,800        2,403,737
  BT Financial Corp.........................................   26,284        1,044,789
  *BTU International, Inc...................................   51,500          202,781
  *BWAY Corp................................................   50,800        1,104,900
  *Back Bay Restaurant Group, Inc...........................   31,600          130,350
  Badger Meter, Inc.........................................   21,200          530,000
  Badger Paper Mills, Inc...................................   10,400           80,600
  Bairnco Corp..............................................   77,900          555,037
  Baker (J.), Inc...........................................  155,818        1,266,021
  *Baker (Michael) Corp.....................................   62,500          433,594
  Baldwin & Lyons, Inc. Class B.............................    1,600           28,400
  *Baldwin Piano & Organ Co.................................   27,000          371,250
  *Baldwin Technology, Inc. Class A.........................  166,900          458,975
  *Bally Total Fitness Holding Corp.........................   48,175          394,433
  *Baltek Corp..............................................    4,500           34,031
  *Bancinsurance Corp.......................................   22,000           89,375
  Bancorp Connecticut, Inc..................................   21,500          532,125
  *Bank Plus Corp...........................................   17,000          182,750
  *Bank United Financial Corp. Class A......................   19,900          195,269
  #BankAtlantic Bancorp, Inc. Class A.......................   45,910          619,785
  BankAtlantic Bancorp, Inc. Class B........................   86,231        1,191,066
  Bankers Corp..............................................   96,340        2,432,585
  BankNorth Group, Inc. DE..................................   27,200        1,193,400
  *Banner Aerospace, Inc....................................  310,500        2,484,000
  *Banyan System, Inc.......................................  153,000          282,094
  *Barry (R.G.) Corp........................................   18,000          209,250
  *Basin Exploration, Inc...................................   90,600          656,850
  Bassett Furniture Industries, Inc.........................  108,050        2,708,003
  Bay View Capital Corp.....................................   49,000        2,468,375
  *Bayou Steel Corp. Class A................................   90,100          292,825
  *Be Aerospace, Inc........................................  111,100        2,680,287
  *Beazer Homes USA, Inc....................................  111,200        1,709,700
  *Bel Fuse, Inc............................................   42,600          591,075
  *Belden & Blake Corp......................................   94,600        2,524,637
  *Bell Industries, Inc.....................................   61,135        1,138,639
  *Bell Microproducts, Inc..................................   70,700          790,956
  *Bell Sports Corp.........................................  148,500          965,250
  *Bellwether Exploration Co................................   69,600          691,650
  *Ben & Jerry's Homemade, Inc. Class A.....................   55,400          747,900
  *Berlitz International, Inc...............................   79,100        1,888,512
  *Bertuccis, Inc...........................................   99,100          588,406
  *Best Buy Co., Inc........................................  261,400        3,561,575
  Bindley Western Industries, Inc...........................   94,800        2,085,600
  Binks Sames Corp..........................................   30,918        1,306,285
  *Bio Vascular, Inc........................................    7,000           34,125
  *Bio-Rad Laboratories, Inc. Class A.......................   15,400          392,700
  *Bird Corp................................................   18,800           71,675
  Birmingham Steel Corp.....................................  339,500        5,432,000
  *Biscayne Apparel, Inc....................................    2,093            2,093
  *Black Hawk Gaming & Development, Inc.....................   22,400          127,400

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                               SHARES           VALUE+
                                                              --------  --------------
  Blair Corp................................................  107,100   $    1,726,987
  Blessings Corp............................................   46,300          486,150
  *Blowout Entertainment, Inc...............................    7,553           10,385
  *Bluegreen Corp...........................................  164,898          515,306
  Bob Evans Farms, Inc......................................  234,100        3,321,294
  *Boca Research, Inc.......................................   73,100          477,434
  *Bombay Co., Inc..........................................  359,100        1,615,950
  *Bon-Ton Stores, Inc......................................  106,900          691,509
  *Books-a-Million, Inc.....................................  123,300          631,912
  *Boomtown, Inc............................................   77,600          625,650
  *Borland International, Inc...............................  149,900        1,077,406
  Bowl America, Inc. Class A................................   45,000          315,000
  Bowne & Co., Inc..........................................  136,516        4,078,415
  *Boyd Gaming Corp.........................................  322,100        1,892,337
  *Brauns Fashions Corp.....................................   22,200          181,762
  *Brazos Sportswear, Inc...................................    4,190           38,234
  Brenton Banks, Inc........................................      786           20,239
  *Brite Voice Systems, Inc.................................    2,000           16,500
  *Brock International, Inc.................................   45,700          182,800
  *Brookstone, Inc..........................................   62,200          536,475
  *Brothers Gourmet Coffees, Inc............................   94,000          205,625
  *Brown & Sharpe Manufacturing Co. Class A.................   62,700          893,475
  Brown Group, Inc..........................................  297,200        5,349,600
  Brush Wellman, Inc........................................  132,900        2,824,125
  *Buckhead America Corp....................................    5,700           39,544
  *Buffets, Inc.............................................   55,000          491,562
  *Buffton Corp.............................................   53,800          134,500
  *Builders Transport, Inc..................................   42,900          113,953
  *Bull Run Corp. GA........................................   64,900          146,025
  *Burlington Coat Factory Warehouse Corp...................  322,500        5,764,687
  *Burlington Industries, Inc...............................   12,000          132,000
  *Burr Brown Corp..........................................   69,300        2,169,956
  *Butler International, Inc................................   23,200          274,050
  *Buttrey Food & Drug Stores Co............................   70,700          742,350
  CFX Corp..................................................   59,796        1,001,583
  *CMC Industries, Inc......................................   11,200           85,400
  CML Group, Inc............................................  326,300          774,962
  CPB, Inc..................................................   38,000        1,339,500
  CPI Corp..................................................  100,800        1,890,000
  *CS Short Co..............................................    1,770            6,637
  *CSP, Inc.................................................   29,200          208,050
  *CSS Industries, Inc......................................   17,900          539,237
  CTS Corp..................................................   60,100        4,146,900
  CU Bancorp................................................   46,200          693,000
  Cadmus Communications Corp................................   65,800          929,425
  *Caere Corp...............................................   21,900          179,306
  *Calcomp Technology, Inc..................................   25,200           53,550
  *#Caldor Corp.............................................  111,100          166,650
  California Financial Holding Corp.........................   38,830        1,145,485
  *California Microwave, Inc................................  157,700        1,921,969
  Calmat Co.................................................  188,800        3,752,400
  *Calumet Bancorp, Inc.....................................   18,000          690,750
  *Cambridge Soundworks, Inc................................   24,300          118,462
  *Campo Eletronics, Appliances & Computers, Inc............   43,900           41,842
  *Canandaigua Wine Co., Inc. Class A.......................   87,400        2,714,862
  *Canisco Resources, Inc...................................    5,700           10,687
  Cape Cod Bank & Trust Co..................................   11,200          326,900
                                                               SHARES           VALUE+
                                                              --------  --------------
  *Capital Pacific Holdings, Inc............................   39,950   $      107,366
  Capital Re Corp...........................................  132,900        5,830,987
  Capitol Bancorp, Ltd......................................   31,570          505,120
  Capsure Holdings Corp.....................................  130,600        1,632,500
  *Cardinal Realty Services, Inc............................   15,500          375,875
  *Cardiotech International, Inc............................   15,572           28,224
  *Care Group, Inc..........................................   71,130           73,353
  *Carmike Cinemas, Inc. Class A............................   42,400        1,473,400
  #Carnegie Bancorp.........................................   18,195          312,727
  Carolina First Corp.......................................   26,522          411,091
  Carpenter Technology Corp.................................   56,600        2,447,950
  *Carr-Gottstein Foods Co..................................  100,657          490,703
  *Carson Pirie Scott & Co..................................  136,900        4,415,025
  Carter-Wallace, Inc.......................................  237,800        3,923,700
  *Carver Corp. WA..........................................   16,200           22,781
  Cash America International, Inc...........................  224,100        2,184,975
  *Casino America, Inc......................................  323,400          757,969
  *Casino Data Systems......................................  150,000          656,250
  *Casino Magic Corp........................................  151,600          213,187
  *Castle & Cooke, Inc......................................    2,800           42,700
  *Catalina Lighting, Inc...................................   85,700          310,662
  *Catalyst Semiconductor, Inc..............................   66,700          133,400
  *Catherines Stores Corp...................................  114,400          493,350
  Cato Corp. Class A........................................  371,700        1,858,500
  *Cayenne Software, Inc....................................   52,100          172,581
  *Celadon Group, Inc.......................................  100,000        1,125,000
  *Celebrity, Inc...........................................   51,500          170,594
  *Cell Genesys, Inc........................................   35,500          199,687
  *Cellpro, Inc.............................................   23,800          151,725
  *Cellstar Corp............................................   15,200          544,350
  Cenfed Financial Corp.....................................   46,222        1,331,771
  Cenit Bancorp, Inc........................................   13,300          585,200
  *Centennial Cellular Corp. Class A........................  139,800        1,974,675
  *Centigram Communications Corp............................   86,800          992,775
  Central & Southern Holding Co.............................   14,700          245,306
  Central Co-Operative Bank Somerville, MA..................   17,900          299,825
  Central Reserve Life Corp.................................   26,600          142,975
  *Central Sprinkler Corp...................................   31,900          661,925
  Centris Group, Inc........................................   46,800          883,350
  *Cephalon, Inc............................................   48,600          604,462
  *Ceradyne, Inc............................................   11,100           52,031
  *Chancellor Broadcasting Co. Class A......................    4,800          164,400
  Chaparral Steel Co........................................  225,500        3,382,500
  *Charming Shoppes, Inc....................................  694,800        3,669,412
  *Chart House Enterprises, Inc.............................   72,500          507,500
  Charter Financial, Inc....................................   25,500          454,219
  Charter Power Systems, Inc................................   10,000          337,500
  *Check Technology Corp....................................    7,600           47,975
  *#Checkers Drive-In Restaurant, Inc.......................      100              119
  *Checkpoint System, Inc...................................   84,700        1,206,975
  Chemed Corp...............................................   16,000          584,000
  *Chemfab Corp.............................................   16,050          288,900
  Chemfirst, Inc............................................   40,100        1,037,587
  *Cherry Corp. Class A.....................................   48,700          575,269
  *Cherry Corp. Class B.....................................   32,500          396,094
  Chesapeake Corp...........................................    6,000          201,000
  Chester Valley Bancorp....................................      757           14,383
  *Chic by His, Inc.........................................   75,800          521,125
  #Chicago Rivet & Machine Co...............................    5,900          275,825

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                               SHARES           VALUE+
                                                              --------  --------------
  *Children's Discovery Centers of America, Inc. Class A....   76,200   $      557,212
  *Chips & Technologies, Inc................................   19,300          212,300
  Chittenden Corp...........................................   30,820          924,600
  *Chock Full O' Nuts Corp..................................  107,323          630,523
  *Christiana Companies, Inc................................   60,000        2,040,000
  *Chrysalis International Corp.............................   65,000          278,281
  *Cidco, Inc...............................................  112,600        1,632,700
  *Cincinnati Microwave, Inc................................   18,500               18
  *Cinergi Pictures Entertainment, Inc......................   73,700           56,427
  *Circon Corp..............................................   26,500          339,531
  *Circuit Systems, Inc.....................................   42,500          237,734
  *Cirrus Logic, Inc........................................    7,500           90,469
  *Citadel Holding Corp.....................................   50,600          164,450
  *Citation Computer System, Inc............................   11,200           70,700
  *Citation Corp............................................  143,000        2,136,062
  Citfed Bancorp, Inc.......................................   48,400        1,784,750
  Citizens Banking Corp.....................................   59,600        1,944,450
  *Civic Bancorp............................................   35,900          428,556
  *Clean Harbors, Inc.......................................  117,500          176,250
  Cleveland Cliffs, Inc.....................................  131,300        5,547,425
  *Clintrials Research, Inc.................................  286,300        2,845,106
  *Coast Distribution System................................   85,100          276,575
  *Coast Savings Financial, Inc.............................   61,000        2,600,125
  Coastal Bancorp, Inc......................................   43,100        1,163,700
  *Coastal Physician Group, Inc.............................  185,000          173,437
  *#Coastcast Corp..........................................   18,500          242,812
  *Cobra Electronic Corp....................................   51,300          157,106
  Coca-Cola Bottling Co. Consolidated.......................    9,700          431,650
  *Code-Alarm, Inc..........................................   23,200           53,650
  *Coeur d'Alene Mines Corp. ID.............................  175,000        2,384,375
  *Coherent, Inc............................................   36,800        1,596,200
  *Coho Energy, Inc.........................................  270,200        2,541,569
  Collagen Corp.............................................   72,100        1,225,700
  Collective Bancorp, Inc...................................   43,600        1,874,800
  Collins Industries, Inc...................................   12,500           71,094
  *Columbia Banking System, Inc.............................   32,697          600,807
  *Columbus Energy Corp.....................................   16,700          175,350
  *Comdial Corp.............................................   71,700          488,456
  Commercial Bancshares, Inc................................   24,045          396,742
  Commercial Federal Corp...................................   34,294        1,196,003
  Commercial Intertech Corp.................................   91,600        1,190,800
  Commercial Metals Co......................................  133,800        3,963,825
  *Commonwealth Industries, Inc.............................    9,100          172,900
  *Communications Central, Inc..............................   57,200          586,300
  Community Bank System, Inc................................   58,000        1,355,750
  Community Bankshares, Inc. NH.............................   20,500          717,500
  Community Trust Bancorp, Inc..............................   29,370          726,907
  Computer Data Systems, Inc................................   18,700          513,081
  *Computer Outsourcing Services, Inc.......................   33,600          159,600
  *Computrac, Inc...........................................   25,900           38,850
  *Comshare, Inc............................................   14,250          194,156
  *Comstock Resources, Inc..................................    5,900           60,475
  *Comtech Telecommunications Corp..........................   19,600           73,500
  *#Concord Fabrics, Inc. Class A...........................   16,400          108,650
  *Cone Mills Corp. NC......................................  250,400        2,159,700
  *Conmed Corp..............................................  198,561        3,760,249
  *Continental Can, Inc. DE.................................   32,400          627,750
  Continental Homes Holding Corp............................   58,248          953,811
  *Continental Materials Corp...............................    2,300           50,456
                                                               SHARES           VALUE+
                                                              --------  --------------
  *Control Data Systems, Inc................................   81,800   $    1,180,987
  *Convest Energy Corp......................................   10,000           75,000
  Cooker Restaurant Corp....................................  150,000        1,725,000
  *Cooperative Bankshares, Inc..............................   10,400          223,600
  *Copart, Inc..............................................   52,900          826,562
  *Copley Pharmaceutical, Inc...............................   54,600          354,900
  *Coram Healthcare Corp....................................   34,300           94,325
  Core Industries, Inc......................................  106,000        1,908,000
  *Core, Inc................................................    7,400           60,587
  *Cornerstone Imaging, Inc.................................   72,000          612,000
  *Corrpro Companies, Inc...................................   54,800          472,650
  *Cortech, Inc.............................................   71,900           58,419
  *Cosmetic Centers, Inc. Class C...........................    8,646           38,906
  Courier Corp..............................................   15,600          276,900
  *Cover-All Technologies, Inc..............................   50,000           75,000
  *Craig Corp...............................................   37,300          629,437
  *Criticare Systems, Inc...................................   53,900          303,187
  *Crop Growers Corp........................................   64,200          629,962
  Cross (A.T.) Co. Class A..................................   94,500        1,051,312
  *Crosscomm Corp...........................................   78,100          741,950
  *Crowley, Milner & Co.....................................   18,000          127,125
  *Crown Books Corp.........................................   20,300          253,750
  *Crown Central Petroleum Corp. Class A....................   40,300          544,050
  *Crown Central Petroleum Corp. Class B....................   43,300          560,194
  Crown Crafts, Inc.........................................   78,300          812,362
  *Crown Vantage, Inc.......................................    4,820           42,476
  *Crown-Andersen, Inc......................................   13,600           88,400
  *Cruise America, Inc......................................   45,500          233,187
  Cubic Corp................................................   74,250        1,744,875
  Culp, Inc.................................................    8,100          140,737
  Curtiss-Wright Corp.......................................   43,600        2,534,250
  *Custom Chrome, Inc.......................................   62,500          750,000
  *Cyberoptics Corp.........................................   42,900          713,212
  *Cybex International, Inc.................................   42,300          433,575
  *Cyrk, Inc................................................   90,600        1,058,887
  *Cytrx Corp...............................................   63,500          261,937
  *D&N Financial Corp.......................................   49,700          891,494
  *DBA Systems, Inc.........................................   40,600          230,912
  *DII Group, Inc...........................................   52,200        1,650,825
  *DIY Home Warehouse, Inc..................................   71,400          272,212
  *DM Management Co.........................................   32,300          278,587
  *DSP Group, Inc...........................................    7,300          102,656
  *DSP Technology, Inc......................................   13,600           78,200
  DT Industries, Inc........................................   50,000        1,587,500
  *DVI, Inc.................................................   68,500          916,187
  *Dairy Mart Convenience Stores, Inc. Class A..............    9,000           52,875
  *Daka International, Inc..................................   98,000        1,231,125
  *Damark International, Inc. Class A.......................   68,800        1,057,800
  Dames & Moore, Inc........................................  149,300        1,754,275
  Daniel Industries, Inc....................................  145,700        1,948,737
  *Danskin, Inc.............................................   29,600           40,700
  Dart Group Corp. Class A..................................    5,600          557,200
  *Data Broadcasting Corp...................................   63,870          315,358
  *Data General Corp........................................   34,100          728,887
  *Data I/O Corp............................................   57,400          333,637
  *Data Race, Inc...........................................   29,800          443,275
  *Data Systems & Software, Inc.............................   69,300          355,162
  *Data Translation, Inc....................................    8,250           30,422

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                               SHARES           VALUE+
                                                              --------  --------------
  *Dataflex Corp............................................   51,200   $      169,600
  *Datakey, Inc.............................................   19,100           52,525
  *Dataram Corp.............................................   26,600          272,650
  *Datascope Corp...........................................   12,000          229,500
  *Dataware Technologies, Inc...............................   52,200          179,437
  *Datron Systems, Inc......................................   25,600          262,400
  *Datum, Inc...............................................   27,000          659,812
  *Davco Restaurants, Inc...................................   42,800          395,900
  *#Dave and Busters, Inc...................................    2,140           48,417
  *Dawson Geophysical Co....................................   36,600          484,950
  Daxor Corp................................................   44,000          418,000
  *DeGeorge Financial Corp..................................   19,900           25,497
  Deb Shops, Inc............................................  102,500          442,031
  *Deckers Outdoor Corp.....................................   75,800          563,762
  Decorator Industries, Inc.................................   13,333          153,329
  Defiance, Inc.............................................   52,200          378,450
  *Deflecta-Shield Corp.....................................   39,400          359,525
  *Del Global Technologies Corp.............................   64,477          572,233
  *Delaware Ostego Corp.....................................    1,214           25,342
  Delchamps, Inc............................................   88,200        2,442,037
  Delta Natural Gas Co., Inc................................   19,500          329,062
  *Delta Woodside Industries, Inc...........................  201,500        1,183,812
  *Designs, Inc.............................................  167,600          712,300
  *Detection Systems, Inc...................................   30,000          555,000
  *Detrex Corp..............................................    2,800           24,150
  *Detroit Diesel Corp......................................   89,500        1,969,000
  *Devcon International Corp................................   37,400          198,687
  *Devlieg-Bullard, Inc.....................................    6,600           20,419
  *Dianon Systems, Inc......................................   40,000          367,500
  *Digi International, Inc..................................  112,000        1,015,000
  *Digital Sound Corp.......................................   25,000           29,687
  Dime Financial Corp.......................................   38,900          884,975
  *Discount Auto Parts, Inc.................................  141,000        2,626,125
  *Dixie Group, Inc.........................................   97,300          802,725
  *#Dixon Ticonderoga Co....................................   27,250          289,531
  *Dominion Bridge Corp.....................................  137,100          201,366
  *Dominion Homes, Inc......................................   53,000          245,125
  Donegal Group, Inc........................................   34,000          843,625
  Donnelly Corp. Class A....................................   78,250        1,330,250
  *Donnkenny, Inc...........................................  112,000          455,000
  *Dotronix, Inc............................................    1,000            1,062
  *Dover Downs Entertainment, Inc...........................   13,000          248,625
  Downey Financial Corp.....................................  252,527        5,050,540
  *Dress Barn, Inc..........................................  170,223        2,915,069
  *Drug Emporium, Inc.......................................  111,500          487,812
  *Drypers Corp.............................................   49,400          302,575
  *Durakon Industries, Inc..................................  107,400        1,047,150
  Duty Free International, Inc..............................   51,700          807,812
  Dyersburg Corp............................................  108,700          869,600
  Dynamics Corp. of America.................................   62,300        3,597,825
  *Dynamics Research Corp...................................   51,964          464,428
  *Dynatech Corp............................................   41,800        1,567,500
  *E-Z-Em, Inc. Class A.....................................   33,900          279,675
  *E-Z-Em, Inc. Class B.....................................    2,473           18,857
  *EA Engineering Science & Technology, Inc.................   55,825          104,672
  *#EA Industries, Inc......................................   44,400          105,450
  *ECC International Corp...................................   67,100          444,537
  *EIS International, Inc...................................  132,800          896,400
  *ELXSI Corp...............................................   27,900          176,119
  EMC Insurance Group, Inc..................................   33,600          407,400
                                                               SHARES           VALUE+
                                                              --------  --------------
  *ERO, Inc.................................................    8,800   $       97,900
  *ESCO Electronics Corp. Trust Receipts....................  193,400        2,006,525
  Eagle Bancshares, Inc.....................................   38,400          619,200
  Eagle Financial Corp......................................   38,537        1,059,767
  *Eagle Food Centers, Inc..................................   74,300          464,375
  *Eagle Hardware & Garden, Inc.............................  129,400        3,113,687
  Eastern Bancorp, Inc......................................   25,800          675,637
  Eastern Co................................................   19,600          249,900
  Eaton Vance Corp..........................................  159,846        3,936,208
  Ecology & Environment, Inc. Class A.......................   18,300          146,400
  *#Edison Brothers Stores, Inc.............................   44,500           30,594
  *Edisto Resources Corp....................................  102,200        1,022,000
  Edo Corp..................................................   31,500          216,562
  *#Education Alternatives, Inc.............................   60,000          270,000
  *Educational Insights, Inc................................   49,300           92,437
  *Egghead, Inc.............................................  224,625        1,052,930
  Ekco Group, Inc...........................................  214,300        1,098,287
  *El Chico Restaurants, Inc................................   40,900          260,737
  Elcor Corp................................................   15,700          439,600
  *Electro Rent Corp........................................   39,000          916,500
  *Electro Scientific Industries, Inc.......................   51,700        1,951,675
  *Electroglas, Inc.........................................  147,500        3,715,156
  *Electromagnetic Sciences, Inc............................   66,350        1,268,944
  *Electronic Fab Technology, Inc...........................   34,700          225,550
  *Elek-Tek, Inc............................................   49,300           80,112
  *Emcon....................................................   86,700          292,612
  *Empire of Carolina, Inc..................................   87,550          235,291
  *Emulex Corp..............................................   11,750          237,937
  Energen Corp..............................................  116,300        3,837,900
  Engineered Support Systems, Inc...........................   24,500          323,094
  #Engle Homes, Inc.........................................   53,800          494,287
  Enhance Financial Services Group, Inc.....................  141,100        5,890,925
  *Enstar, Inc..............................................   20,866          103,026
  *Environmental Elements Corp..............................   30,300           66,281
  *Enviroq Corp.............................................    2,420            4,840
  *Envirotest Systems Corp. Class A.........................   98,100          187,003
  *Equinox Systems, Inc.....................................   32,500          341,250
  *Equitex, Inc.............................................    9,400           17,037
  *Equitrac Corp............................................   26,500          352,781
  *Equity Oil Co............................................  122,000          350,750
  Espey Manufacturing & Electronics Corp....................    3,500           59,937
  *Esterline Technologies Corp..............................   63,600        1,915,950
  *Evans & Sutherland Computer Corp.........................   76,100        1,997,625
  *Evans Systems, Inc.......................................   23,585           78,125
  *Evans, Inc...............................................   20,800           17,550
  Evergreen Bancorp, Inc. DE................................   63,100          954,387
  *Evergreen Resources, Inc.................................   39,000          360,750
  *Exabyte Corp.............................................  115,000        1,602,812
  *Exar Corp................................................   74,100        1,375,481
  Excel Industries, Inc.....................................   85,900        1,556,937
  *Executone Information Systems, Inc.......................   86,900          176,516
  #Exide Corp...............................................  168,600        3,688,125
  *Exide Electronics Group, Inc.............................  146,000        1,669,875
  *Ezcorp, Inc. Class A Non-Voting..........................   80,000          640,000
  FCB Financial Corp........................................   18,200          436,800
  FDP Corp..................................................   10,500           76,125

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                               SHARES           VALUE+
                                                              --------  --------------
  FFLC Bancorp..............................................   20,500   $      563,750
  FFY Financial Corp........................................   42,100        1,099,862
  *FM Properties, Inc.......................................   97,700          354,162
  FNB Rochester Corp........................................   30,300          443,137
  *FPA Corp.................................................   20,100           15,075
  *FSI International, Inc...................................  181,200        2,514,150
  *FTP Software, Inc........................................  142,200          808,762
  Fab Industries, Inc.......................................   67,081        2,096,281
  *Fabri-Centers of America, Inc. Class A...................   35,700          838,950
  *Fabri-Centers of America, Inc. Class B...................   35,700          763,087
  *Failure Group, Inc.......................................   59,100          354,600
  *Fairchild Corp. Class A..................................  113,700        1,861,837
  *Fansteel, Inc............................................   74,700          550,912
  *Farah, Inc...............................................  163,600        1,451,950
  Farmer Brothers Co........................................       84           10,836
  *Farr Co..................................................   34,800          511,125
  Farrel Corp...............................................   47,800          164,312
  Federal Screw Works.......................................    2,000           80,000
  *Fibermark, Inc...........................................   41,550          856,969
  *Fibreboard Corp..........................................   71,200        3,871,500
  Fidelity Bancorp, Inc. Delaware...........................   23,600          451,350
  *Fieldcrest Cannon, Inc...................................  104,600        1,961,250
  *Fifty-Off Stores, Inc....................................   42,600              852
  *Figgie International, Inc. Class B.......................   17,700          201,337
  *Filenes Basement Corp....................................  196,900        1,230,625
  *Filenet Corp.............................................    5,200           85,800
  *Financial Bancorp., Inc..................................   25,000          425,000
  Fingerhut Companies, Inc..................................   55,500          978,187
  First Albany Companies, Inc...............................   27,492          353,959
  *First Alert, Inc.........................................  191,900          473,753
  First American Financial Corp.............................  106,700        3,801,187
  *First Cash, Inc..........................................   30,100          180,600
  First Central Financial Corp..............................   49,600           68,200
  First Citizens Bancshares, Inc. NC........................   30,400        2,599,200
  *First Citizens Financial Corp............................   20,716          577,458
  First Commonwealth Financial Corp.........................    9,500          184,062
  First Defiance Financial Corp.............................   72,700        1,017,800
  First Essex Bancorp.......................................   54,500          933,312
  First Federal Capital Corp................................   43,740        1,295,797
  First Federal Savings & Loan Association of East Hartford,
    CT......................................................   22,600          562,175
  First Financial Corp. of Western Maryland.................   15,000          545,625
  First Financial Corp. WI..................................   15,000          420,937
  First Financial Holdings, Inc.............................   50,300        1,326,662
  First Indiana Corp........................................   53,522        1,077,130
  First Liberty Financial Corp..............................   47,850        1,025,784
  *#First Merchants Acceptance Corp.........................   65,300          358,130
  First Northern Capital Corp...............................   40,700          814,000
  First Oak Brook Bancshares, Inc. Class A..................   14,500          431,375
  First Palm Beach Bancorp, Inc.............................   40,800        1,208,700
  *First Republic Bancorp, Inc..............................   64,603        1,292,060
  First Savings Bancorp, Inc. North Carolina................   29,500          580,781
  First Savings Bank........................................   46,800          979,875
  First Southeast Financial Corp............................   52,400          563,300
  *#First Team Sports, Inc..................................   85,600          615,250
  First Western Bancorp, Inc................................   12,800          443,200
                                                               SHARES           VALUE+
                                                              --------  --------------
  Firstbank of Illinois Co..................................    1,200   $       45,150
  Firstfed Bancshares, Inc..................................   32,550          589,969
  *FirstFed Financial Corp. DE..............................   95,700        2,607,825
  *Fischer Imaging Corp.....................................   80,600          518,862
  Fleming Companies, Inc....................................  143,297        2,722,643
  Flexsteel Industries, Inc.................................   57,400          663,687
  Florida Rock Industries, Inc..............................   82,900        2,777,150
  *Florsheim Group, Inc.....................................   66,900          581,194
  Fluke Corp................................................   48,310        2,409,461
  *Fluor Daniel/GTI, Inc....................................   15,822          110,754
  *Foilmark, Inc............................................   23,200           83,375
  *Foodarama Supermarkets, Inc..............................   12,400          234,825
  *Foothill Independent Bancorp.............................   36,220          495,761
  Forest City Enterprises, Inc. Class A.....................   66,600        2,938,725
  *Foster (L.B.) Co. Class A................................   81,000          326,531
  *Four Kids Entertainment, Inc.............................   17,000           48,875
  Franklin Bank National Associaton Southfield, MI..........   27,960          368,722
  *Franklin Electronic Publishers, Inc......................   64,600          654,075
  Freds, Inc. Class A.......................................   88,500        1,189,219
  Fremont General Corp......................................   99,590        3,498,099
  *Fresh Choice, Inc........................................   55,200          205,275
  Friedman Industries, Inc..................................   55,517          340,042
  *Friedmans, Inc. Class A..................................   94,200        1,760,362
  Frisch's Restaurants, Inc.................................   58,905          861,486
  *Funco, Inc...............................................   34,300          550,944
  *Fuqua Enterprises, Inc...................................   36,400          700,700
  Furon Co..................................................   21,900          558,450
  *Fusion Systems Corp......................................   64,000        1,996,000
  *G-III Apparel Group, Ltd.................................   50,700          299,447
  GBC Bancorp...............................................   48,200        1,717,125
  *GC Companies, Inc........................................   33,700        1,432,250
  *GNI Group, Inc...........................................   42,700          261,537
  *GTI Corp.................................................  113,200          742,875
  *GZA Geoenvironmental Technologies, Inc...................   36,500           99,234
  *Galey & Lord, Inc........................................  105,400        1,857,675
  *Galileo Corp.............................................   57,700          414,719
  Gamma Biologicals, Inc....................................   45,500          190,531
  *Gantos, Inc..............................................   64,950          192,820
  Garan, Inc................................................   58,000        1,152,750
  *Garden Fresh Restaurant Corp.............................   14,500          142,281
  *Garnet Resources Corp....................................   39,600           13,612
  *Gasonics International, Inc..............................   19,200          230,400
  *Gehl Co..................................................   53,500          829,250
  *General Communications, Inc. Class A.....................   10,000           69,687
  *General Datacomm Industries, Inc.........................  170,300        1,532,700
  *General Host Corp........................................  314,370          943,110
  General Housewares Corp...................................   38,700          387,000
  *General Microwave Corp...................................      400            2,750
  *Genesco, Inc.............................................   29,500          405,625
  *#Geneva Steel Co. Class A................................  202,100          479,987
  *Genicom Corp.............................................   90,400          556,525
  *Genlyte Group, Inc.......................................   85,500        1,106,156
  Genovese Drug Stores, Inc. Class A........................    8,250          131,484
  *Genus, Inc...............................................  135,000          780,469
  Geon Co...................................................   26,000          565,500
  George Mason Bankshares, Inc..............................   15,000          312,187
  *Geoscience Corp..........................................   50,000          468,750
  Gerber Scientific, Inc....................................  339,500        6,408,062

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                               SHARES           VALUE+
                                                              --------  --------------
  *Getty Petroleum Marketing, Inc...........................    1,000   $        4,750
  Getty Realty Corp.........................................    1,000           16,750
  *Giant Group, Ltd.........................................   50,600          354,200
  Giant Industries, Inc.....................................  154,900        2,246,050
  *Gibraltar Packaging Group, Inc...........................   67,200          210,000
  *Gibson Greetings, Inc....................................  134,300        2,895,844
  Giddings & Lewis, Inc.....................................  274,100        5,173,637
  *Giga-Tronics, Inc........................................   19,900          148,006
  *Gish Biomedical, Inc.....................................   28,800          146,700
  Gleason Corp..............................................   46,900        1,741,162
  *Global Industrial Technologies, Inc......................   71,100        1,315,350
  *Global Village Communication, Inc........................   92,200          325,581
  *Golden Books Family Entertainment, Inc...................   78,800          886,500
  Golden Poultry Co., Inc...................................   95,150        1,290,472
  *Good Guys, Inc...........................................  218,300        1,282,512
  Gorman-Rupp Co............................................    9,100          161,525
  *Gottschalks, Inc.........................................   83,700          481,275
  *Government Technology Services, Inc......................   55,900          272,512
  *Gradco Systems, Inc......................................   78,000          326,625
  *Graham Corp..............................................   25,950          386,006
  Graham-Field Health Products, Inc.........................   92,400          981,750
  *Grand Casinos, Inc.......................................  331,900        4,273,212
  Grand Premier Financial, Inc..............................   54,907          655,452
  Granite Construction, Inc.................................  146,350        2,927,000
  Granite State Bankshares, Inc.............................   22,800          400,425
  Graphic Industries, Inc...................................   93,500        1,022,656
  Greater New York Savings Bank NY..........................  101,800        1,959,650
  Green (A.P.) Industries, Inc..............................   67,394          623,394
  Greenbrier Companies, Inc.................................  189,900        2,136,375
  *Greyhound Lines, Inc.....................................  254,000        1,063,625
  *Grist Mill & Co..........................................   56,200          367,056
  *Grossmans, Inc...........................................  154,000           24,062
  *Ground Round Restaurants, Inc............................   83,900          124,539
  *Group Technologies Corp..................................  105,000          144,375
  *Gryphon Holdings, Inc....................................   54,300          800,925
  Guaranty National Corp....................................   60,405        1,298,707
  *Guest Supply, Inc........................................   54,800          493,200
  Guilford Mills, Inc.......................................  188,400        3,697,350
  *Gulfmark Offshore, Inc...................................   22,200          419,025
  *Gundle/SLT Environmental, Inc............................  182,900          960,225
  *HCIA, Inc................................................    2,000           50,000
  HF Financial Corp.........................................   24,200          474,925
  *HMG Worldwide Corp.......................................   50,700           49,116
  HMI Industries, Inc.......................................    9,000           52,312
  *HMN Financial, Inc.......................................   38,700          856,237
  *HPSC, Inc................................................   42,000          254,625
  *HS Resources, Inc........................................  171,800        2,491,100
  *Hadco Corp...............................................   12,500          750,781
  Haggar Corp...............................................   68,200          916,437
  *Hahn Automotive Warehouse, Inc...........................   38,746          305,125
  *Hampshire Group, Ltd.....................................   19,100          290,081
  *Hampton Industries, Inc..................................   36,690          288,934
  *Handleman Co.............................................  270,436        1,791,638
  Handy & Harman............................................   98,007        1,629,366
  *Hanger Orthopedic Group, Inc.............................   55,600          496,925
  *Harding Lawson Associates Group, Inc.....................   51,700          355,437
  Harleysville Group, Inc...................................  120,600        4,356,675
  Harris Savings Bank PA....................................    4,800           98,400
                                                               SHARES           VALUE+
                                                              --------  --------------
  *Harry's Farmers Market, Inc. Class A.....................   35,600   $      140,175
  *Hartmarx Corp............................................  349,700        3,453,287
  *Harvey Entertainment Co..................................   36,600          427,762
  Harvey's Casino Resorts...................................  108,300        1,827,562
  Haskel International, Inc.................................   37,600          376,000
  Hastings Manufacturing Co.................................      850           22,472
  *Hathaway Corp............................................   35,300           92,662
  *Hauser, Inc..............................................   88,700          543,287
  Haven Bancorp, Inc........................................   37,600        1,278,400
  Haverty Furniture Co., Inc................................  140,100        1,654,931
  *Hawthorne Financial Corp.................................   22,000          247,500
  *Hays Wheels International, Inc...........................   23,900          516,837
  *Health Risk Management, Inc..............................   15,300          179,775
  *Healthcare Services Group, Inc...........................   74,000          837,125
  *Healthplan Services Corp.................................   17,540          293,795
  *Hechinger Co. Class A....................................  333,100          416,375
  *Hechinger Co. Class B....................................   85,500          267,187
  *Hector Communications Corp...............................    8,500           80,219
  Heico Corp................................................   19,544          434,854
  Heilig-Meyers Co..........................................  253,150        4,176,975
  *Hein-Werner Corp.........................................   18,886          132,202
  *Heist (C.H.) Corp........................................   16,800          109,200
  *Hello Direct, Inc........................................   15,000           96,562
  *Herley Industries, Inc...................................   15,400          179,987
  *Hi-Lo Automotive, Inc....................................  126,700          332,587
  *Hi-Shear Industries, Inc.................................   53,500          133,750
  *Hi-Tech Pharmacal, Inc...................................   36,300          176,962
  *High Plains Corp.........................................  131,900          461,650
  *Hitox Corp...............................................    9,100           32,419
  Hoenig Group, Inc.........................................   81,500          432,969
  *Holiday RV Superstores, Inc..............................   60,800          115,900
  *Hologic, Inc.............................................   19,600          466,725
  *Holopak Technologies, Inc................................   27,800           79,925
  Home Federal Bancorp......................................   23,250          624,844
  Home Port Bancorp, Inc....................................   14,500          284,562
  *Home Products International, Inc.........................    4,900           45,631
  *Home State Holdings, Inc.................................   79,500           37,266
  *Homecorp, Inc............................................    5,100          108,375
  *Homeowners Group, Inc....................................   21,600           41,175
  Hooper Holmes, Inc........................................   38,800          853,600
  Horizon Financial Corp....................................   58,765          892,493
  *Horizon/CMS Healthcare Corp..............................   12,000          219,000
  *Hospital Staffing Services, Inc..........................   53,700          130,894
  *Hovnanian Enterprises, Inc. Class A......................  211,784        1,257,467
  #Howell Corp..............................................   34,200          577,125
  Howell Industries, Inc....................................    1,600           55,800
  Hudson Foods, Inc. Class A................................  322,250        5,115,719
  Hudson General Corp.......................................   32,900        1,316,000
  Huffy Corp................................................  107,700        1,400,100
  Hughes Supply, Inc........................................   75,500        2,887,875
  *Hugoton Energy Corp......................................  291,000        3,255,562
  Hunt (J.B.) Transport Services, Inc.......................  130,100        1,959,631
  Huntco, Inc. Class A......................................   74,500          996,437
  *Hurco Companies, Inc.....................................    9,700           53,350
  *Hycor Biomedical, Inc....................................   71,700          134,437
  *Hyde Athletic Industries, Inc. Class A...................   19,800           97,762
  *Hyde Athletic Industries, Inc. Class B...................   30,000          146,250
  *ICF Kaiser International, Inc............................   28,200           66,975

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                               SHARES           VALUE+
                                                              --------  --------------
  ICO, Inc..................................................  175,700   $      873,009
  *ICU Medical, Inc.........................................   70,200          618,637
  *IEC Electronics Corp.....................................   60,400          713,475
  *IFR Systems, Inc.........................................   26,000          411,125
  *IHOP Corp................................................   33,900          955,556
  *IPC Information Systems, Inc.............................    8,900          107,912
  *ITC Learning Corp........................................   28,200          133,950
  *ITI Technologies, Inc....................................      300            4,819
  *Immulogic Pharmaceutical Corp............................   49,700          195,694
  *Imo Industries, Inc......................................   20,900           62,700
  *Imperial Bancorp.........................................   54,010        1,343,499
  *Imperial Holly Corp......................................  147,000        1,800,750
  *In Focus Systems, Inc....................................   24,000          622,500
  *In Home Health, Inc......................................  116,200          174,300
  *#Inacom Corp.............................................   89,000        2,875,812
  *Inco Homes Corp..........................................      156              600
  *Incstar Corp.............................................   18,200          110,622
  *Indenet, Inc.............................................   46,000           66,125
  Independence Holding Co...................................   52,600          456,962
  Independent Bank Corp. MA.................................   61,200          650,250
  Independent Bank East.....................................   13,230          362,998
  Indiana Federal Corp......................................   31,950          834,694
  Industrial Acoustics Co., Inc.............................      700            6,387
  *Information Resources, Inc...............................   77,600        1,164,000
  Ingles Market, Inc. Class A...............................   87,400        1,256,375
  *Innodata Corp............................................   11,600            7,975
  *Innoserv Technologies, Inc...............................   13,700           26,972
  Insituform East, Inc......................................   31,200           86,775
  *Insituform Technologies, Inc. Class A....................  163,900        1,003,887
  Insteel Industries, Inc...................................   71,800          556,450
  Instron Corp..............................................   49,100          613,750
  *Insurance Auto Auctions, Inc.............................   90,400          717,550
  Integrated Health Services, Inc...........................  140,250        5,049,000
  *Integrated Silicon Solution, Inc.........................      500            4,891
  *Integrated Waste Services, Inc...........................   47,400           14,812
  *Intellicall, Inc.........................................   29,500          136,437
  *Intelligent Electronics, Inc.............................  224,039          595,104
  *Intelligent Systems Corp.................................   40,675          167,784
  *Inter-Tel, Inc...........................................   22,700          357,525
  Intercargo Corp...........................................   30,100          308,525
  *Intercel, Inc............................................  216,400        2,921,400
  *Interface Systems, Inc...................................   35,800          118,587
  Interface, Inc. Class A...................................  132,600        3,058,087
  *Intergraph Corp..........................................  327,100        2,299,922
  *Interlinq Software Corp..................................   52,800          207,075
  *International Alliance Services, Inc.....................   37,960          346,385
  International Aluminum Corp...............................   33,600          882,000
  *International Lottery & Totalizer Systems, Inc...........    9,600           13,650
  International Multifoods Corp.............................  241,400        6,819,550
  *International Rectifier Corp.............................   23,500          393,625
  *International Remote Imaging Systems, Inc................    3,000           12,375
  International Shipholding Corp............................   70,475        1,206,884
  *International Technology Corp............................   84,225          610,631
  *International Thoroughbred Breeders, Inc.................   89,900          404,550
  *Interphase Corp..........................................   37,000          291,375
  Interpool, Inc............................................   97,000        1,358,000
  Interra Financial, Inc....................................   90,650        3,943,275
                                                               SHARES           VALUE+
                                                              --------  --------------
  Interstate Johnson Lane, Inc..............................   38,200   $      744,900
  *Intertan, Inc............................................  100,800          378,000
  *Intervisual Books, Inc. Class A..........................    9,900           17,944
  Interwest Bancorp.........................................   17,600          607,200
  Investors Financial Services Corp.........................    5,408          191,308
  Investors Financial Services Corp. Class A................    1,039           36,755
  Investors Title Co........................................   18,200          266,175
  Isco, Inc.................................................   15,800          128,375
  *Isolyser Co., Inc........................................  181,200          713,475
  *Isomedix, Inc............................................   59,700          932,812
  *Iwerks Entertainment, Inc................................   97,300          437,850
  *J & J Snack Foods Corp...................................   74,500        1,070,937
  J & L Specialty Steel, Inc................................  272,700        3,476,925
  *J. Alexander's Corp......................................   44,400          366,300
  *JPE, Inc.................................................   40,100          270,675
  JSB Financial, Inc........................................   80,800        3,514,800
  Jackpot Enterprises, Inc..................................   73,400          779,875
  *Jaclyn, Inc..............................................   26,900          114,325
  *Jaco Electronics, Inc....................................   33,146          223,736
  Jacobson Stores, Inc......................................   58,650          538,847
  *Jan Bell Marketing, Inc..................................  213,900          481,275
  *Jason, Inc...............................................  190,700        1,191,875
  *Jean Philippe Fragrances, Inc............................   64,300          377,763
  Jefferson Savings Bancorp, Inc............................   30,000          862,500
  John Alden Financial Corp.................................  351,200        7,463,000
  *Johnson Worldwide Associates, Inc. Class A...............  122,100        1,518,619
  Johnston Industries, Inc..................................  107,925          741,984
  *Johnstown American Industries, Inc.......................  117,900          626,344
  *Jones Intercable, Inc....................................   41,900          453,044
  *Jones Intercable, Inc. Class A...........................  323,100        3,473,325
  *Jos. A. Bank Clothiers, Inc..............................  117,300          439,875
  *Jumbosports, Inc.........................................  256,000        1,120,000
  *Just Toys, Inc...........................................   14,000           17,938
  Justin Industries, Inc....................................  215,000        2,526,250
  K Swiss, Inc. Class A.....................................   30,400          402,800
  *K-Tron International, Inc................................    6,300           81,900
  *KBK Capital Corp.........................................    5,000           25,625
  *KLLM Transport Services, Inc.............................   36,099          444,469
  *Kaiser Ventures, Inc.....................................   84,000          803,250
  Kaman Corp. Class A.......................................  245,800        3,364,388
  Katy Industries, Inc......................................  135,800        2,121,875
  Kaye Group, Inc...........................................   30,000          148,125
  Keithley Instruments, Inc.................................    1,000            9,125
  Kellwood Co...............................................  175,518        4,585,408
  Kenan Transport Co........................................      200            4,050
  *Kentucky Electric Steel, Inc.............................   32,600          179,300
  *Kerr Group, Inc..........................................   33,000           78,375
  Kewaunee Scientific Corp..................................   20,200          124,988
  *#Key Energy Group, Inc...................................   15,000          247,500
  *Key Production Co., Inc..................................   63,962          607,639
  *Key Tronic Corp..........................................   71,100          417,713
  *Keystone Consolidated Industries, Inc....................   76,186          685,674
  *Kimmins Corp.............................................   12,600           46,463
  *Kinark Corp..............................................   42,600          143,775
  Kinetic Concepts, Inc.....................................    3,900           65,325
  *Kinnard Investment, Inc..................................   50,600          300,438
  *Kit Manufacturing Co.....................................   11,100          106,838
  Klamath First Bancorp, Inc................................   97,400        1,789,725

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                               SHARES           VALUE+
                                                              --------  --------------
  Knape & Vogt Manufacturing Co.............................   46,531   $      744,496
  *Koss Corp................................................   21,700          206,150
  *Krug International Corp..................................   35,400          183,638
  *Krystal Co...............................................   24,000          120,000
  *Kulicke & Soffa Industries, Inc..........................   32,500        1,098,906
  LCS Industries, Inc.......................................   13,200          207,900
  LSB Industries, Inc.......................................   99,500          447,750
  LSI Industries, Inc.......................................   13,230          198,450
  *LTX Corp.................................................  278,200        1,721,363
  La-Z-Boy, Inc.............................................   12,000          412,500
  *#Laboratory Corp. of America Holdings, Inc...............  188,000          540,500
  *Laclede Steel Co.........................................   28,600          116,188
  *Ladd Furniture, Inc......................................   73,227          961,104
  *Laidlaw Environmental Services, Inc......................  648,134        1,863,385
  *Lamson & Sessions Co.....................................  134,700        1,043,925
  *Landair Services, Inc....................................   16,200          226,800
  *Landrys Seafood Restaurants, Inc.........................    9,300          171,469
  *Laserscope...............................................   61,000          381,250
  Lawyers Title Corp........................................  112,112        2,018,016
  *Layne Christensen Co.....................................   29,600          640,100
  *Learning Co., Inc........................................  465,000        3,313,125
  *Leasing Solutions, Inc...................................    9,600          144,000
  *Lechters, Inc............................................  226,400          841,925
  Lennar Corp...............................................  190,350        4,996,688
  Liberty Bancorp, Inc. Oklahoma............................   67,700        3,397,694
  *Liberty Technologies, Inc................................   39,000          131,625
  *Life USA Holdings, Inc...................................  171,900        2,073,544
  *Lifeline Systems, Inc....................................   19,500          348,563
  *Ligand Pharmaceuticals, Inc. Class B.....................   25,497          299,590
  Lillian Vernon Corp.......................................   95,300        1,500,975
  *Lindal Cedar Homes, Inc..................................    8,000           32,750
  Lindberg Corp.............................................   64,800          567,000
  *Liuski International, Inc................................   30,700           41,253
  *#Live Entertainment, Inc.................................    6,740           38,123
  *Lodgenet Entertainment Corp..............................   87,000          951,563
  *#Logic Devices, Inc......................................   50,900          117,706
  *Loronix Information Systems, Inc.........................   38,800          126,100
  *Louis Dreyfus Natural Gas Corp...........................  187,200        2,971,800
  Lufkin Industries, Inc....................................   53,700        1,272,019
  Lukens, Inc. DE...........................................  143,300        2,812,263
  *Luria (L.) & Son, Inc....................................   75,800          170,550
  *Lynch Corp...............................................    2,300          196,075
  *M-Wave, Inc..............................................   24,800           55,800
  *#M.H. Meyerson & Co., Inc................................   43,100          212,806
  M/A/R/C, Inc..............................................    5,002           92,537
  MAF Bancorp, Inc..........................................   78,177        3,263,890
  *MAIC Holdings, Inc.......................................   13,500          513,000
  MDC Holdings, Inc.........................................  151,988        1,291,898
  MFB Corp..................................................    7,200          138,600
  *MFRI, Inc................................................   45,100          363,619
  *MHM Services, Inc........................................      712              534
  *MI Schottenstein Homes, Inc..............................   93,800        1,031,800
  *MK Gold Corp.............................................  140,100          240,797
  MMI Companies, Inc........................................   79,200        1,881,000
  *MRS Technology, Inc......................................   67,600           70,769
  *MS Carriers, Inc.........................................  134,000        2,772,125
  *MTI Technology Corp......................................   87,000          396,938
  MTS Systems Corp..........................................   71,600        1,839,225
                                                               SHARES           VALUE+
                                                              --------  --------------
  MYR Group, Inc............................................   30,966   $      449,007
  *Macheezmo Mouse Restaurants, Inc.........................   25,000           13,672
  Magna Bancorp.............................................    1,800           42,188
  *Magnetek, Inc............................................   25,100          439,250
  *Mapinfo Corp.............................................   58,100          646,363
  Marcus Corp...............................................   92,500        2,266,250
  *Marine Drilling Companies, Inc...........................   50,300        1,009,144
  *Mariner Health Group, Inc................................  240,000        2,865,000
  *Marisa Christina, Inc....................................   92,000          874,000
  Maritrans, Inc............................................  143,700        1,059,788
  *Mark VII, Inc............................................    9,900          298,238
  *Marker International.....................................  115,000          503,125
  *Marlton Technologies, Inc................................   17,100           59,850
  Marsh Supermarkets, Inc. Class A..........................   31,700          423,988
  Marsh Supermarkets, Inc. Class B..........................   37,800          503,213
  *Marshall Industries......................................   49,400        1,796,925
  Maryland Federal Bancorp..................................   28,665        1,089,270
  Massbank Corp. Reading, MA................................   22,100          926,819
  *Matec Corp. DE...........................................    6,900           31,266
  *Material Sciences Corp...................................  127,500        1,785,000
  *Matlack Systems, Inc.....................................   94,642          697,985
  *Matria Healthcare, Inc...................................   22,800          102,600
  *Matrix Pharmaceutical, Inc...............................  171,000        1,186,313
  *Matrix Service Co........................................   94,900          800,719
  *Mattson Technology, Inc..................................    3,900           41,194
  *Maverick Tube Corp.......................................   44,000        1,322,750
  *Maxco, Inc...............................................   33,500          236,594
  *Maxim Group, Inc.........................................   35,000          400,313
  *Maxwell Technologies, Inc................................   38,290          756,228
  *Maxxam, Inc..............................................   73,600        3,238,400
  *Maxxim Medical, Inc......................................  125,900        1,841,288
  *Maynard Oil Co...........................................   39,300          550,200
  McDonald & Co. Investment, Inc............................   29,000        1,112,875
  *McFarland Energy, Inc....................................   52,300          676,631
  McGrath Rent Corp.........................................   80,000        1,450,000
  McRae Industries, Inc. Class A............................    1,000            8,500
  *Medalliance, Inc. Liquidating Trust Escrow...............   39,500                0
  *Medaphis Corp............................................  317,600        2,520,950
  Medford Savings Bank MA...................................   38,100        1,038,225
  *Media 100, Inc...........................................   69,300          402,806
  *#Media Logic, Inc........................................   20,100           61,556
  *Medical Action Industries, Inc...........................   19,000           59,969
  *Medical Graphics Corp....................................   27,800          114,675
  *Medical Resources, Inc...................................   29,356          407,315
  *Medicore, Inc............................................   13,100           33,569
  *Mediq, Inc...............................................    5,200           38,350
  *Medstone International, Inc..............................   14,500          112,375
  *Melamine Chemicals, Inc..................................   44,000          517,000
  *Mentor Graphics Corp.....................................   12,000           90,750
  Mercer International, Inc.................................  106,800        1,221,525
  Merchants Bancorp, Inc....................................   19,700          741,213
  Merchants Group, Inc......................................   25,600          489,600
  *Meridian Data, Inc.......................................   78,400          325,850
  Meridian Insurance Group, Inc.............................   47,000          699,125
  *#Merisel, Inc............................................  335,800          598,144
  *Merix Corp...............................................   49,500          792,000
  Merrimac Industries, Inc..................................   10,700          124,388
  *Mesa Air Group, Inc......................................  430,100        2,163,941
  *#Mesa, Inc...............................................  125,100          688,050

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                               SHARES           VALUE+
                                                              --------  --------------
  *Mesaba Holdings, Inc.....................................   27,100   $      399,725
  *Mestek, Inc..............................................   13,500          263,250
  *Metal Management, Inc....................................   15,900          140,119
  *Metatec Corp. Class A....................................  100,600          308,088
  *Metra Biosystems, Inc....................................   31,500          153,563
  *Metrocall, Inc...........................................  231,000        1,126,125
  *Metromedia International Group, Inc......................   60,000          656,250
  *Michael Anthony Jewelers, Inc............................   69,300          225,225
  Michael Foods, Inc........................................  173,981        2,468,355
  *Michaels Stores, Inc.....................................  254,400        5,008,500
  *Micro Warehouse, Inc.....................................  224,600        3,860,313
  *Microage, Inc............................................  153,300        2,768,981
  *Microdyne Corp...........................................    8,100           47,588
  *Micronics Computers, Inc.................................  119,500          343,563
  *Microtest, Inc...........................................   72,000          301,500
  *Microwave Power Dynamics, Inc............................  117,900          353,700
  Mid America Banccorp......................................   75,522        1,576,522
  Midconn Bank Kensington, CT...............................   15,700          367,969
  Middlesex Water Co........................................    7,500          125,156
  *Midisoft Corp............................................   35,000           40,469
  Midland Co................................................    5,600          261,100
  *Midwest Grain Products, Inc..............................   80,700          938,138
  Mikasa, Inc...............................................  139,900        1,661,313
  *Mikohn Gaming Corp.......................................  120,100          510,425
  *Miller Building Systems, Inc.............................   27,300          208,163
  *Miltope Group, Inc.......................................   57,100          203,419
  Mine Safety Appliances Co.................................   37,600        2,335,900
  Minuteman International, Inc..............................    9,000           85,500
  *#Mobilemedia Corp. Class A...............................   88,500           45,633
  *Molecular Dynamics, Inc..................................   40,000          575,000
  *Monaco Coach Corp........................................   12,800          283,200
  *Monarch Casino and Resort, Inc...........................    5,200           15,925
  Monarch Machine Tool Co...................................   34,900          261,750
  *Moog, Inc. Class A.......................................   54,000        1,356,750
  *Moog, Inc. Class B.......................................   12,800          328,000
  *Moore Handley, Inc.......................................    2,000            6,000
  *Moore Medical Corp.......................................   42,100          473,625
  *Moore Products Co........................................   23,700          536,213
  *#Moovies, Inc............................................   98,200          561,581
  *Morgan Products, Ltd.....................................   82,600          733,075
  *#Morrow Snowboards, Inc..................................   22,500           88,594
  *Mosaix, Inc..............................................   43,100          598,013
  *Mother's Work, Inc.......................................   67,000          510,875
  *Motivepower Industries, Inc..............................  100,700        1,403,506
  *Motor Club of America....................................    5,600           77,350
  Movado Group, Inc.........................................   43,000          962,125
  *Movie Gallery, Inc.......................................  176,000        1,155,000
  *Moviefone, Inc. Class A..................................   29,500          208,344
  Mueller (Paul) Co.........................................    3,900          138,938
  *Mueller Industries, Inc..................................   39,000        1,555,125
  *Multi Color Corp.........................................    7,600           48,450
  *Multigraphics, Inc.......................................   20,000           47,500
  *Musicland Stores Corp....................................  263,000          526,000
  *Mutual Savings Bank FSB Bay City, MI.....................   34,200          280,013
  NAC RE Corp...............................................   51,600        2,057,550
  *NAI Technologies, Inc....................................   26,700          143,513
  NBT Bancorp...............................................   65,361        1,356,241
  NCH Corp..................................................   28,900        1,882,113
  *NPS Pharmaceuticals, Inc.................................   45,000          466,875
                                                               SHARES           VALUE+
                                                              --------  --------------
  *NS Group, Inc............................................  122,000   $      854,000
  *NSA International, Inc...................................   51,800           93,888
  NSC Corp..................................................   79,900          144,819
  NYMAGIC, Inc..............................................  132,700        2,571,063
  Nacco Industries, Inc. Class A............................   72,383        3,682,485
  *Nantucket Industries, Inc................................    6,500            9,750
  *Napco Security Systems, Inc..............................   35,700          180,731
  Nash Finch Co.............................................   90,700        1,791,325
  *Nashua Corp..............................................   64,300          747,488
  *Nathans Famous, Inc......................................   37,600          115,150
  *National Auto Credit, Inc................................  402,690        3,926,228
  *National City Bancorp....................................   67,260        1,387,227
  *National Energy Group, Inc...............................   53,510          170,563
  National Gas & Oil Co.....................................   37,555          330,953
  *National Home Centers, Inc...............................   54,500           97,078
  *National Home Health Care Corp...........................   38,916          228,632
  National Insurance Group..................................   24,400          169,275
  *National Media Corp......................................    7,500           55,313
  *National Mercantile Bancorp..............................    2,400            3,600
  *National Patent Development Corp.........................   82,315          601,928
  *National Picture and Frame Co............................   83,000          907,813
  National Presto Industries, Inc...........................   60,900        2,298,975
  *National Record Mart, Inc................................    4,000            6,188
  *National Standard Co.....................................    8,100           56,700
  *National Steel Corp. Class B.............................  170,100        2,296,350
  National Technical Systems, Inc...........................   37,400          143,756
  *National Western Life Insurance Co. Class A..............   24,300        2,153,588
  *Natural Wonders, Inc.....................................   70,400          305,800
  *Navigators Group, Inc....................................    2,100           36,619
  *Navistar International Corp..............................   15,000          249,375
  *Netframe Systems, Inc....................................  112,700          119,744
  *Netmanage, Inc...........................................    9,900           34,650
  *Netrix Corp..............................................   78,700          159,859
  *Network Computing Devices, Inc...........................  162,300        2,069,325
  *Network Equipment Technologies, Inc......................  171,600        2,960,100
  *New Brunswick Scientific Co., Inc........................   32,488          225,386
  *New Horizons Worldwide, Inc..............................   53,700          530,288
  New Jersey Resources Corp.................................  107,112        3,333,861
  *New Jersey Steel Corp....................................   37,400          247,775
  *New Mexico & Arizona Land Co.............................   26,015          377,218
  Newcor, Inc...............................................   19,836          167,366
  Newmil Bancorp, Inc.......................................   41,100          400,725
  #Newport Corp.............................................   74,700          882,394
  *Nexthealth, Inc..........................................   62,800          113,825
  *Nichols Research Corp....................................   13,650          262,763
  Nitches, Inc..............................................    3,679           20,464
  *Noel Group, Inc..........................................   95,400          354,769
  Noland Co.................................................    2,000           48,750
  *Noodle Kidoodle, Inc.....................................   64,800          234,900
  *Nord Resources Corp......................................  169,300          486,738
  *Nortek, Inc..............................................   99,300        2,308,725
  North American Mortgage Co................................  115,200        2,318,400
  *Northstar Health Services, Inc...........................   31,000           71,688
  *Northwestern Steel & Wire Co.............................  286,700          689,872
  *Norton McNaughton, Inc...................................  105,000          544,688
  Norwich Financial Corp....................................   47,100          930,225
  *Novacare, Inc............................................  457,500        5,775,938
  *Nu-Kote Holding, Inc. Class A............................  207,800          545,475
  *Nview Corp...............................................   45,900          107,578

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                               SHARES           VALUE+
                                                              --------  --------------
  O'Sullivan Corp...........................................  152,600   $    1,373,400
  *O'Sullivan Industries Holdings, Inc......................  135,100        2,110,938
  *O.I. Corp................................................   34,500          159,563
  *OHM Corp.................................................  117,900          943,200
  *OMI Corp.................................................  372,800        3,588,200
  *OTR Express, Inc.........................................   15,000           60,000
  *Oak Technology, Inc......................................  271,000        2,557,563
  *Offshore Logistics, Inc..................................  160,200        2,893,613
  Oglebay Norton Co.........................................   16,000          704,000
  Oil-Dri Corp. of America..................................   50,800          781,050
  *Old America Stores, Inc..................................   36,800          154,100
  *Old Dominion Freight Lines, Inc..........................  133,400        1,700,850
  *Olympic Steel, Inc.......................................  186,000        3,069,000
  *Omega Environmental, Inc.................................   37,000           17,344
  OnbanCorp, Inc............................................  102,900        4,842,731
  *Oncogene Science, Inc....................................   61,500          392,063
  *One Price Clothing Stores, Inc...........................   82,700          351,475
  One Valley Bancorp of West Virginia.......................   11,600          469,800
  Oneida, Ltd...............................................   93,600        2,234,700
  *Oneita Industries, Inc...................................   54,200           44,038
  *Onyx Acceptance Corp.....................................   10,000           78,750
  *Opinion Research Corp....................................   32,700          123,647
  *Opta Food Ingredients, Inc...............................  171,600        1,340,625
  *Opti, Inc................................................  106,500          555,797
  Optical Coating Laboratory, Inc...........................  115,200        1,209,600
  *Option Care, Inc.........................................   86,200          533,363
  Orange Co., Inc...........................................   80,500          623,875
  *Orbital Sciences Corp....................................   85,000        1,407,813
  *Oregon Metallurgical Corp................................   40,300        1,037,725
  Oregon Steel Mills, Inc...................................  217,661        4,081,144
  *Oriole Homes Corp. Class A Convertible...................   20,500          151,188
  *Oriole Homes Corp. Class B...............................   22,400          156,800
  *Oroamerica, Inc..........................................   49,500          241,313
  *Orthologic Corp..........................................  125,000          742,188
  Oshkosh B'Gosh, Inc. Class A..............................   46,300          792,888
  Oshkosh Truck Corp. Class B...............................   80,900        1,102,263
  *Oshman's Sporting Goods, Inc.............................   48,000          223,500
  *Ostex International, Inc.................................    1,100            2,234
  Outboard Marine Corp......................................  330,200        4,870,450
  *Outlook Group Corp.......................................   38,000          171,000
  Overseas Shipholding Group, Inc...........................  167,600        3,163,450
  Owosso Corp...............................................   54,900          422,044
  Oxford Industries, Inc....................................  107,400        2,591,025
  *PAM Transportation Services, Inc.........................   43,500          323,531
  *PICO Holdings, Inc.......................................   45,300          186,863
  *PLM International, Inc...................................   83,200          468,000
  *PPT Vision, Inc..........................................   89,000          700,875
  PS Group Holdings, Inc....................................   16,600          215,800
  *PST Vans, Inc............................................   37,900          111,331
  PXRE Corp.................................................   95,083        2,567,241
  Pacific Scientific Co.....................................   99,000        1,324,125
  *Pacific Sunwear of California, Inc.......................   46,500        1,691,438
  *Pages, Inc...............................................   11,800           21,019
  Palfed, Inc...............................................   43,600          713,950
  *Palmer (Arnold) Golf Co..................................    9,900           44,550
  Pamrapo Bancorp, Inc......................................   27,400          544,575
  Pancho's Mexican Buffet, Inc..............................   43,800           76,650
  *Par Technology Corp......................................  135,500        1,321,125
  *Paragon Trade Brands, Inc................................  130,000        2,096,250
  *Park-Ohio Industries, Inc................................  102,700        1,328,681
                                                               SHARES           VALUE+
                                                              --------  --------------
  Parkvale Financial Corp...................................   31,952   $      886,668
  *Parlux Fragrances, Inc...................................  157,000          431,750
  *Patina Oil & Gas Corp....................................   49,126          429,853
  Patrick Industries, Inc...................................   53,600          753,750
  *Patterson Energy, Inc....................................   13,616          488,474
  *Payless Cashways, Inc....................................  415,300          674,863
  *Peak Technologies Group, Inc.............................   66,800        1,198,225
  Peerless Manufacturing Co.................................   11,000          112,063
  *#Penn Traffic Co.........................................  116,000          855,500
  *Penn Treaty American Corp................................   62,100        1,692,225
  Penn Virginia Corp........................................   73,500        3,555,563
  Pennfed Financial Services, Inc...........................   40,000          970,000
  *Pentech International, Inc...............................   45,600           91,200
  Penwest, Ltd..............................................   47,900          928,063
  Peoples Bancshares, Inc. Massachusetts....................   30,400          395,200
  *Peoples Choice TV Corp...................................  212,000          298,125
  Peoples Heritage Financial Group, Inc.....................  120,013        3,960,429
  Peoples Savings Financial Corp............................   16,400          549,400
  *Peoples Telephone Co., Inc...............................   91,000          312,813
  *Perfumania, Inc..........................................   66,100          247,875
  *Perini Corp..............................................   52,200          375,188
  *Petrocorp, Inc...........................................   70,200          605,475
  *Petroleum Development Corp...............................   14,300           70,830
  *#Pharmaceutical Marketing Services, Inc..................   10,400          103,350
  *Pharmaceutical Resources, Inc............................  157,300          412,913
  *Pharmchem Laboratories, Inc..............................   64,900          265,684
  Phillips-Van Heusen Corp..................................  273,100        3,823,400
  Phoenix Duff & Phelps Corp................................   62,700          470,250
  *Photo Control Corp.......................................    4,200           14,175
  *Photronics, Inc..........................................    5,550          247,322
  *Physicians Health Services, Inc. Class A.................   45,900        1,216,350
  Piccadilly Cafeterias, Inc................................   89,100          924,413
  *Picturetel Corp..........................................    7,500           93,281
  *Pilgrim America Capital Corp.............................   37,200          504,525
  Pilgrim Pride Corp........................................  222,700        2,783,750
  Pillowtex Corp............................................   18,900          403,988
  *Pinkertons, Inc..........................................   23,000          675,625
  Pinnacle Bancshares, Inc..................................    4,900          107,494
  *Pinnacle Systems, Inc....................................   60,300        1,096,706
  Pioneer Financial Services, Inc...........................   69,600        1,957,500
  Piper Jaffray Companies, Inc..............................  100,496        1,972,234
  Pitt-Des Moines, Inc......................................   28,350          850,500
  *Pittencrieff Communications, Inc.........................  170,400          697,575
  Pittston Co. Burlington Group.............................  163,900        4,220,425
  *Planar Systems, Inc......................................   33,600          396,900
  Plasti-Line, Inc..........................................   10,000          103,125
  *Players International, Inc...............................  252,200          969,394
  Ply-Gem Industries, Inc. DE...............................  197,300        3,304,775
  *Polk Audio, Inc..........................................    5,500           49,500
  *Pollo Tropical, Inc......................................   68,800          442,900
  *Polymedica Industries, Inc...............................   71,140          426,840
  *Pool Energy Services Co..................................  151,258        2,505,211
  Pope & Talbot, Inc........................................  160,500        2,648,250
  *Porta Systems Corp.......................................    5,100            9,563
  Portec, Inc...............................................   35,306          386,159
  Portsmouth Bank Shares, Inc...............................   48,232          735,538

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                               SHARES           VALUE+
                                                              --------  --------------
  Poughkeepsie Savings Bank FSB NY..........................  104,800   $      694,300
  *Powell Industries, Inc...................................   49,000          741,125
  *Premenos Technology Corp.................................  119,100          818,813
  Premiumwear, Inc..........................................   17,600          107,800
  *President Casinos, Inc...................................  106,100           58,023
  Presidential Life Corp....................................  263,700        3,807,169
  *Presley Companies Class A................................   83,300          124,950
  *Price Communications Corp................................   76,800          585,600
  Price Enterprises, Inc....................................   99,700        1,844,450
  *Primark Corp.............................................   53,100        1,261,125
  Prime Bancorp, Inc........................................   30,847          697,913
  Primesource Corp..........................................   53,454          390,882
  *Printronix, Inc..........................................   22,500          309,375
  *Procyte Corp.............................................  110,500          164,023
  *Proffitts, Inc...........................................    3,772          150,880
  Progress Financial Corp...................................   26,000          232,375
  *Progress Software Corp...................................   98,500        1,705,281
  Progressive Bank, Inc.....................................   30,700          802,038
  *Pronet, Inc..............................................   98,700          314,606
  *Proteon, Inc.............................................  124,700          315,647
  *Protocol Systems, Inc....................................   83,800          633,738
  Providence & Worcester Railroad Co........................   15,800          193,550
  Provident Bankshares Corp.................................   63,929        2,425,306
  *Proxima Corp.............................................  114,900          545,775
  Pulaski Furniture Corp....................................   22,700          385,900
  *Pulte Corp...............................................    7,400          234,025
  *Pure World, Inc..........................................   63,800          211,338
  *QMS, Inc.................................................   91,700          298,025
  *Quad Systems Corp........................................   68,000          637,500
  Quaker Chemical Corp......................................   71,600        1,172,450
  *Quaker City Bancorp, Inc.................................   37,000          716,875
  *Quaker Fabric Corp.......................................   67,600        1,090,050
  Quaker State Corp.........................................  370,600        5,605,325
  *Quality Dining, Inc......................................   60,000          346,875
  *Quality Semiconductor, Inc...............................   53,400          520,650
  *Quality Systems, Inc.....................................   53,500          411,281
  Quanex Corp...............................................  205,000        5,586,250
  *#Quarterdeck Office Systems, Inc.........................   71,900          194,355
  Queens County Bancorp.....................................   73,699        3,049,296
  #Quest Medical, Inc.......................................   25,060          184,818
  *Quiksilver, Inc..........................................    1,800           48,713
  Quixote Corp..............................................   78,600          614,063
  *R & B, Inc...............................................   78,900          591,750
  RCSB Financial, Inc.......................................  120,800        4,952,800
  *RDM Sports Group, Inc....................................  118,500          148,125
  #RLI Corp.................................................   84,050        2,679,094
  *RPC, Inc.................................................   54,000          735,750
  *Rag Shops, Inc...........................................   37,700          122,525
  *Ragan (Brad), Inc........................................   21,000          496,125
  *Railtex, Inc.............................................   78,000        1,433,250
  *Rainbow Technologies, Inc................................   12,000          192,750
  *#Rally's Hamburgers, Inc.................................   60,300          169,594
  *Ramsay Health Care, Inc..................................   70,400          226,600
  *Rare Hospitality International, Inc......................   88,300        1,379,688
  Raritan Bancorp, Inc. DE..................................    1,050           31,631
  Raymond Corp..............................................   56,532        1,837,290
  *Reading Entertainment, Inc...............................   33,736          390,073
  *Recoton Corp.............................................   89,500        1,118,750
  *Redwood Empire Bancorp...................................   22,500          295,313
                                                               SHARES           VALUE+
                                                              --------  --------------
  Refac Technology Development Corp.........................   41,385   $      281,935
  *Regeneron Pharmaceuticals, Inc...........................   26,000          269,750
  Regis Corp................................................   28,800          613,800
  *Reliability, Inc.........................................   33,400          505,175
  Reliance Steel and Aluminum Co............................   41,500        1,504,375
  *Rentrak Corp.............................................   63,000          213,609
  *Repligen Corp............................................   30,200           37,278
  *Republic Automotive Parts, Inc...........................   34,800          558,975
  Republic Bancorp, Inc.....................................   31,609          410,917
  *Republic Engineered Steels, Inc..........................  340,000          488,750
  Republic Security Financial Corp..........................   47,100          370,913
  *Response Oncology, Inc...................................   23,000          161,000
  *Rex Stores Corp..........................................   96,100          985,025
  Rexene Corp...............................................  137,500        2,045,313
  *Rexhall Industries, Inc..................................   12,789           74,336
  Richardson Electronics, Ltd...............................   41,400          328,613
  *Riddell Sports, Inc......................................   67,600          316,875
  *Ride, Inc................................................   68,400          239,400
  Riggs National Corp.......................................  253,800        4,663,575
  *Right Management Consultants, Inc........................    3,000           31,313
  *Rightchoice Managed Care, Inc. Class A...................   38,200          448,850
  *Rimage Corp..............................................    3,300            9,694
  *Rio Hotel & Casino, Inc..................................   13,300          194,513
  Riser Foods, Inc. Class A.................................   10,400          433,550
  Rival Co..................................................   15,100          212,344
  *River Oaks Furniture, Inc................................   47,600           93,713
  Riverside Group, Inc......................................    3,200            7,000
  Roanoke Electric Steel Corp...............................   61,900        1,013,613
  *Roberds, Inc.............................................   53,900          289,713
  *Roberts Pharmaceutical Corp..............................  222,600        2,754,675
  Robinson Nugent, Inc......................................   53,900          309,925
  *Rock Bottom Restaurants, Inc.............................   46,400          498,800
  Rock-Tenn Co. Class A.....................................  218,100        3,298,763
  *Rocky Shoes & Boots, Inc.................................   33,500          448,063
  *Rodman & Renshaw Capital Group, Inc......................   19,700            9,850
  *Rohr, Inc................................................  143,100        3,022,988
  Rollins Truck Leasing Corp................................  336,400        4,625,500
  *Rottlund, Inc............................................   37,800          174,825
  Rouge Steel Co. Class A...................................  207,200        3,056,200
  *Royal Grip, Inc..........................................   28,300          104,356
  *Ruby Tuesday, Inc........................................   68,000        1,462,000
  Russ Berrie & Co., Inc....................................  169,300        3,512,975
  *Ryans Family Steak Houses, Inc...........................  406,800        3,712,050
  Rykoff-Sexton, Inc........................................  289,975        5,545,772
  Ryland Group, Inc.........................................  213,664        2,777,632
  *S&K Famous Brands, Inc...................................   48,700          508,306
  *SBE, Inc.................................................   14,100          100,463
  *SBS Technologies, Inc....................................   40,000          735,000
  *SLH Corp.................................................   11,725          647,806
  *SPS Technologies, Inc....................................      200           14,700
  *SSE Telecom, Inc.........................................   51,000          350,625
  *STM Wireless, Inc. Class A...............................   64,000          488,000
  *Safety 1st, Inc..........................................   65,400          429,188
  *Salant Corp. DE..........................................  124,800          436,800
  Salient 3 Communications, Inc. Class A....................   72,900          915,806
  *San Filippo (John B.) & Son, Inc.........................   74,800          458,150

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                               SHARES           VALUE+
                                                              --------  --------------
  Sanderson Farms, Inc......................................   80,900   $    1,208,444
  *Sands Regent Casino Hotel................................   43,282           94,679
  Sandwich Co-Operative Bank MA.............................    9,000          275,625
  *Santa Cruz Operation, Inc................................   10,100           44,503
  Santa Monica Bank CA......................................   43,900          801,175
  Savannah Foods & Industries, Inc..........................    3,278           51,014
  *Scan-Optics, Inc.........................................   51,500          263,938
  *Schieb (Earl), Inc.......................................   70,500          475,875
  *Scholastic Corp..........................................    9,100          267,881
  *Schuler Homes, Inc.......................................  182,500        1,037,969
  Schultz Sav-O Stores, Inc.................................   10,200          175,950
  *Scientific Software-Intercomp, Inc.......................      700              357
  *Scios-Nova, Inc..........................................  209,300        1,321,206
  Scope Industries, Inc.....................................    4,200          218,400
  *Score Board, Inc.........................................   32,500           34,531
  Seaboard Corp.............................................      100           27,800
  Seafield Capital Corp.....................................   53,100        1,739,025
  Sealright Co., Inc........................................   87,600        1,034,775
  *Secom General Corp.......................................   57,500          158,125
  Security Capital Corp.....................................   12,700        1,166,813
  Security Connecticut Corp.................................   68,000        3,306,500
  *Seda Specialty Packaging Corp............................    9,600          188,400
  *Segue Software, Inc......................................   69,200          696,325
  Selas Corp. of America....................................   30,000          487,500
  Selective Insurance Group, Inc............................  120,900        5,372,494
  *Seneca Foods Corp. Class B...............................   10,500          186,375
  *Sentry Technology Corp...................................   16,802           50,406
  *Sequa Corp. Class A......................................   54,600        2,661,750
  *Sequa Corp. Class B......................................   31,400        1,727,000
  *Sequent Computer Systems, Inc............................  390,000        6,556,875
  *Serv-Tech, Inc...........................................   47,755          262,653
  *Service Merchandise Co., Inc.............................  903,800        2,937,350
  *Servico, Inc.............................................   30,400          452,200
  *Shaman Pharmaceuticals...................................   35,800          205,850
  *Sharper Image Corp.......................................   67,400          244,325
  Shelby Williams Industries, Inc...........................    8,000          104,500
  Shelter Components, Inc...................................   41,300          500,763
  *Shiloh Industries, Inc...................................  156,300        2,618,025
  *Shoe Carnival, Inc.......................................  103,300          794,119
  *Sholodge, Inc............................................   75,000        1,021,875
  *Shoney's, Inc............................................   32,304          181,710
  Shopko Stores, Inc........................................  258,800        6,114,150
  *Show Biz Pizza Time, Inc.................................  141,600        3,203,700
  Showboat, Inc.............................................  147,700        2,917,075
  Sifco Industries, Inc.....................................   41,600          603,200
  *Sight Resource Corp......................................   68,200          268,538
  *Sigma Circuits, Inc......................................   33,600          138,600
  *Sigma Designs, Inc.......................................   11,300           62,856
  *Signal Technology Corp...................................   63,300          466,838
  *Signature Brands USA, Inc................................  108,500          396,703
  *Silicon Valley Bancshares................................   26,700        1,044,638
  *Silicon Valley Group, Inc................................  183,200        4,373,900
  Simmons First National Corp. Class A......................   41,600        1,144,000
  Simpson Industries, Inc...................................  150,200        1,530,163
  *Sizzler International, Inc...............................  212,700          505,163
  Skaneateles Bancorp, Inc..................................    9,300          175,538
  Skyline Corp..............................................   80,200        1,974,925
  Skywest, Inc..............................................  123,900        1,850,756
  Smith (A.O.) Corp.........................................  138,500        5,089,875
                                                               SHARES           VALUE+
                                                              --------  --------------

  Smith (A.O.) Corp. Convertible Class A....................   34,900   $    1,280,394
  *Smith Environmental Technologies Corp....................   48,600           23,085
  *#Smiths Food & Drug Centers, Inc. Class B................    7,600          359,100
  Snyder Oil Corp...........................................  105,100        1,918,075
  *Softech, Inc.............................................   31,300          104,659
  *#Software Spectrum, Inc..................................   39,900          553,613
  *Sound Advice, Inc........................................   16,600           25,938
  South Jersey Industries, Inc..............................   87,677        1,961,773
  Southdown, Inc............................................   37,100        1,497,913
  *Southern Electronics Corp................................   57,400          588,350
  *Southwall Technologies, Inc..............................   52,800          363,000
  Southwest Bancshares, Inc. DE.............................   19,500          382,688
  Southwest Securities Group, Inc...........................   43,600          703,050
  Southwestern Energy Co....................................  357,900        4,742,175
  Sovereign Bancorp, Inc....................................    4,840           63,828
  *Spacelabs Medical, Inc...................................  116,900        2,615,638
  *Spaghetti Warehouse, Inc.................................   45,800          231,863
  Span-American Medical System, Inc.........................   25,300          129,663
  Spartan Motors, Inc.......................................   43,000          322,500
  *Sparton Corp.............................................  100,600          880,250
  *Spec's Music, Inc........................................   36,900           27,675
  *Specialty Chemical Resources, Inc........................   23,000           46,000
  *Spectran Corp............................................   53,500          989,750
  *Speizman Industries, Inc.................................   26,500          142,438
  *Spelling Entertainment Group, Inc........................   56,700          382,725
  *Sport Chalet, Inc........................................   42,300          118,969
  *Sport Supply Group, Inc..................................   66,400          431,600
  *#Sportmart, Inc..........................................   43,000          115,563
  *Sportmart, Inc. Class A..................................   43,500           94,477
  *Sports Club Co., Inc.....................................   67,800          339,000
  *Springs Industries, Inc. Class A.........................   25,600        1,296,000
  St. Francis Capital Corp..................................   44,700        1,341,000
  St. Paul Bancorp, Inc.....................................  170,625        5,374,688
  *Stac, Inc................................................    9,000           38,250
  *Staff Builders, Inc. Class A.............................  157,900          315,800
  *Stage II Apparel Corp....................................   31,600           57,275
  *Standard Commercial Corp.................................   91,381        1,542,050
  *#Standard Management Corp................................   41,900          240,925
  *Standard Microsystems Corp...............................  114,700        1,017,963
  Standard Motor Products, Inc. Class A.....................  107,000        1,471,250
  Standard Pacific Corp. DE.................................  240,872        2,468,938
  Standard Products Co......................................  265,900        6,614,263
  *Stanford Telecommunications, Inc.........................   35,000          573,125
  *Stanley Furniture, Inc...................................   38,200          673,275
  *Staodyn, Inc.............................................   19,700           29,550
  *Starcraft Corp...........................................   27,300           76,781
  Starret Corp..............................................   62,600          626,000
  Starrett (L.S.) Co. Class A...............................   58,400        1,737,400
  *Starter Corp.............................................   58,900          265,050
  *Station Casinos, Inc.....................................  133,300        1,183,038
  *Steel of West Virginia, Inc..............................   68,000          663,000
  Steel Technologies, Inc...................................   98,100        1,023,919
  Stepan Co.................................................  107,600        2,111,650
  Stephan Co................................................   33,000          305,250
  Sterling Bancorp..........................................   63,500        1,190,625
  *Sterling Electronics Corp................................   11,400          136,800
  *Sterling Financial Corp. WA..............................   46,680          851,910

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                               SHARES           VALUE+
                                                              --------  --------------
  *Stevens International, Inc. Class A......................   53,000   $       66,250
  Stewart Information Services Corp.........................   54,200        1,063,675
  Stifel Financial Corp.....................................   38,640          304,290
  *Stokely USA, Inc.........................................   84,000           90,563
  Stone & Webster, Inc......................................  105,700        4,531,888
  *Strategic Diagnostics, Inc...............................   45,000           67,500
  *Strategic Distribution, Inc..............................  176,200          693,788
  *Stratus Computer, Inc....................................    9,200          420,900
  Strawbridge & Clothier Class A............................   71,881        1,199,514
  *Streamlogic Corp.........................................  126,300           57,230
  *Strouds, Inc.............................................  136,000          272,000
  *Stuart Entertainment, Inc................................   60,000          183,750
  *Sulcus Computer Corp.....................................  124,400          217,700
  Sullivan Dental Products, Inc.............................   39,300          611,606
  Sumitomo Bank of California...............................   62,300        1,752,188
  *Summa Four, Inc..........................................   56,200          435,550
  *Summit Care Corp.........................................   57,000          691,125
  *Summit Technology, Inc...................................   12,000           92,250
  *Sun Coast Industries, Inc................................   56,800          191,700
  *#Sun Healthcare Group, Inc...............................  188,000        3,149,000
  Sun Television and Appliances, Inc........................  206,300          425,494
  *Sunbelt Nursery Group, Inc...............................   22,700           24,119
  *Sunrise Medical, Inc.....................................  155,500        2,002,063
  *Sunrise Resources, Inc...................................   57,200          207,350
  Superior Surgical Manufacturing Co., Inc..................   65,900          757,850
  *Suprema Specialties, Inc.................................   36,000          138,375
  *Supreme International Corp...............................   39,200          632,100
  *Surety Capital Corp......................................   14,200           71,888
  Susquehanna Bancshares, Inc...............................  104,610        4,066,714
  *Swiss Army Brands, Inc...................................   79,000          943,063
  *Sybron Chemicals, Inc....................................    1,600           28,400
  *Symix Systems, Inc.......................................    8,600           76,863
  *Syms Corp................................................  128,700        1,254,825
  *Syncor International Corp. DE............................  117,600        1,087,800
  *Syntellect, Inc..........................................   52,400          171,938
  *#Syquest Technology, Inc.................................   75,900          150,614
  *TBC Corp.................................................   59,800          455,975
  TCBY Enterprises, Inc.....................................  194,866        1,169,196
  *TCC Industries, Inc......................................    6,500           14,625
  *TCI International, Inc...................................   26,100          166,388
  *TII Industries, Inc......................................   62,500          343,750
  TJ International, Inc.....................................  105,800        2,453,238
  TR Financial Corp.........................................  136,400        2,779,150
  *TRC Companies, Inc.......................................   56,250          203,906
  *TRM Copy Centers Corp....................................   52,500          557,813
  *TSF Communications Corp..................................    2,000           52,875
  Tab Products Co. DE.......................................   38,500          363,344
  *Taco Cabana, Inc.........................................  187,900          951,244
  *Tandy Brand Accessories, Inc.............................    9,600           87,600
  *Tandy Crafts, Inc........................................  106,700          520,163
  *Tanknology Environmental, Inc............................  111,600          188,325
  Tasty Baking Co...........................................    2,400           38,700
  *Team, Inc................................................   56,500          105,938
  *Tech-Sym Corp............................................   51,500        1,641,563
  *Technical Communications Corp............................    6,300           55,913
  Technitrol, Inc...........................................    6,000          150,000
  *Tekelec..................................................   17,600          613,800
  *Telco Systems, Inc.......................................   43,500          451,313
  Telxon Corp...............................................  130,200        2,408,700
  *Temtex Industries, Inc...................................   29,700           79,819
                                                               SHARES           VALUE+
                                                              --------  --------------
  *Tesoro Petroleum Corp....................................  218,500   $    2,867,813
  *Tetra Technologies, Inc..................................   37,900          921,444
  Texas Industries, Inc.....................................  180,962        4,343,088
  *Texas Micro, Inc.........................................  119,900          408,409
  *Texfi Industries, Inc....................................   27,100          101,625
  *Thermo Power Corp........................................   32,400          194,400
  Thermo Remediation, Inc...................................   59,600          417,200
  *Thermo Terratech, Inc....................................  130,000        1,421,875
  Thomas Industries, Inc....................................   83,700        2,354,063
  Thomaston Mills, Inc......................................   34,800          378,450
  *Thompson PBE, Inc........................................   84,900          392,663
  Thor Industries, Inc......................................    2,600           62,075
  *Thorn Apple Valley, Inc..................................   51,115          907,291
  *Tipperary Corp...........................................   56,200          249,388
  *Titan Corp...............................................   45,700          188,513
  Titan Holdings, Inc.......................................  132,833        2,557,035
  Titan International, Inc..................................  196,000        2,989,000
  Toastmaster, Inc..........................................   60,700          212,450
  *#Today's Man, Inc........................................   86,000          263,375
  *Todd Shipyards Corp......................................   79,300          346,938
  Todd-AO Corp. Class A.....................................    3,740           32,258
  Tower Air, Inc............................................  149,300          475,894
  *Tracor, Inc..............................................   23,700          598,425
  *Trak Auto Corp...........................................   40,200          510,038
  *#Trans World Airlines, Inc...............................  475,800        4,074,038
  *Trans World Entertainment Corp...........................   82,600        1,244,163
  *Transcend Services, Inc..................................   20,100           77,888
  *Transitional Hospitals Corp..............................  356,900        5,665,788
  *TransNet Corp............................................   44,700          118,734
  Transport Leasing International, Inc......................   32,700          251,381
  Transport Lux Corp........................................    2,546           30,552
  Transtechnology Corp......................................   44,600          892,000
  *#Travel Ports of America, Inc............................   48,018          126,047
  Treadco, Inc..............................................   40,000          390,000
  *Tremont Corp. DE.........................................   62,533        2,563,853
  *Trend-Lines, Inc. Class A................................   70,900          507,378
  Trenwick Group, Inc.......................................   48,000        1,623,000
  *Triangle Pacific Corp....................................   30,000          890,625
  *Tricord Systems, Inc.....................................   89,500           62,930
  *Trident Microsystems, Inc................................   15,000          214,688
  *Trimark Holdings, Inc....................................   30,300          119,306
  *Triple S Plastics, Inc...................................   30,500          226,844
  *Tripos, Inc..............................................   16,166          254,615
  *Trism, Inc...............................................   36,000          105,750
  *Truevision, Inc..........................................   93,800          187,600
  *Trump Hotels & Casino Resorts, Inc.......................    6,000           58,500
  *Tseng Laboratories, Inc..................................  131,300          492,375
  *Tuesday Morning Corp.....................................   54,700        1,476,900
  *Tultex Corp..............................................  234,407        1,494,345
  *Turner Corp..............................................   41,732          646,846
  Twin Disc, Inc............................................   23,500          564,000
  *Tyler Corp...............................................  153,700          288,188
  U.S. Bancorp, Inc.........................................   40,300        1,919,288
  *UNC, Inc.................................................  142,600        2,067,700
  UNR Industries, Inc.......................................   83,800          513,275
  *URS Corp.................................................   68,202          750,222
  *US Can Corp..............................................  166,100        2,699,125
  *US Servis, Inc...........................................   18,400           44,275
  *US Xpress Enterprises, Inc. Class A......................   26,100          448,594

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                               SHARES           VALUE+
                                                              --------  --------------
  *USData Corp..............................................    6,750   $       31,641
  *USMX, Inc................................................   12,000           12,000
  UST Corp..................................................   95,140        2,009,833
  *Ultimate Electronics, Inc................................   58,500          175,500
  *Ultra Pacific, Inc.......................................   31,700          233,788
  *Ultradata Corp...........................................   25,000           76,563
  *#Ultralife Batteries, Inc................................   50,400          617,400
  *Ultratech Stepper, Inc...................................   12,000          243,750
  Uni-Marts, Inc............................................   54,100          277,263
  Unico American Corp.......................................   44,700          474,938
  *Unimark Group, Inc.......................................   73,800          488,925
  *Union Acceptance Corp. Class A...........................   18,900          166,556
  *Union Corp. DE...........................................   35,200          796,400
  *Uniroyal Technology Corp.................................  106,100          321,616
  *Unit Instruments, Inc....................................   36,300          335,775
  *United American Healthcare Corp.,........................   69,000          431,250
  United Carolina Bancshares Corp...........................   51,900        2,316,038
  #United Companies Financial Corp..........................   12,000          274,500
  United Fire Casualty Co...................................   16,450          598,369
  United Industrial Corp....................................  145,100        1,197,075
  United National Bancorp...................................    3,710          145,154
  *United Retail Group, Inc.................................   97,900          287,581
  *United States Energy Corp................................   15,700          144,244
  *United States Home Corp..................................   94,800        2,500,350
  *United States Homecare Corp..............................   63,900           70,889
  United Wisconsin Services, Inc............................   47,600        1,695,750
  *Unitel Video, Inc........................................   21,800          130,800
  *Universal Electronics, Inc...............................   52,300          290,919
  *Universal Hospital Services, Inc.........................   58,900          868,775
  *Universal International, Inc.............................   34,600           36,763
  *Universal Standard Medical Labs, Inc.....................   53,600          180,900
  *Uno Restaurant Corp......................................  102,100          599,838
  *Uranuim Resources, Inc...................................  157,000          892,938
  *Urogen Corp. (Restricted)................................   14,500                0
  *Utilx Corp...............................................   61,100          259,675
  *V Band Systems, Inc......................................   44,700           89,400
  *V Mark Software, Inc.....................................    3,000           23,813
  *VLSI Technology, Inc.....................................  228,400        5,581,525
  *VTEL Corp................................................  102,500          624,609
  *Valence Technology, Inc..................................  120,000        1,095,000
  *Vallen Corp..............................................   61,500        1,107,000
  Valley Forge Corp.........................................   15,000          244,688
  *Value City Department Stores, Inc........................  399,100        3,442,238
  Value Line, Inc...........................................    4,000          146,000
  *Valuevision International, Inc. Class A..................  232,700          908,984
  *Variflex, Inc............................................   51,800          252,525
  #Varlen Corp..............................................   63,338        1,591,367
  *Vectra Technologies, Inc.................................   58,100           32,681
  *Venture Stores, Inc......................................  217,179          570,095
  Veritas DGC, Inc..........................................   68,200        1,415,150
  Vermont Financial Services Corp...........................   36,700        1,548,281
  Versa Technologies, Inc...................................      500            7,250
  *Versar, Inc..............................................    1,300            4,550
  *Vertex Communications Corp...............................   36,800          853,300
  *Veterinary Centers of America, Inc.......................   70,900          864,094
  *Vicorp Restaurants, Inc..................................   76,600          904,838
  *Video Display Corp.......................................   31,600          120,475
  *Video Lottery Technologies, Inc..........................   94,200          506,325
  *Video Update, Inc........................................   83,400          359,663
                                                               SHARES           VALUE+
                                                              --------  --------------
  *Vie de France Corp.......................................   12,000   $       16,875
  Virco Manufacturing Corp..................................   68,264        1,425,011
  Virginia Beach Federal Financial Corp.....................   41,450          455,950
  Virginia First Financial Corp.............................   14,700          315,131
  Vulcan International Corp.................................   12,200          448,350
  *WHX Corp.................................................  372,500        2,467,813
  WICOR, Inc................................................   40,500        1,488,375
  WLR Foods, Inc............................................  143,549        1,426,518
  *WPI Group, Inc...........................................    9,200           74,175
  *WSMP, Inc................................................    2,000           24,625
  #Wabash National Corp.....................................   39,000          862,875
  Wackenhut Corp. Class A...................................      700           12,338
  Walbro Corp...............................................   69,852        1,392,674
  *Walker Interactive Systems, Inc..........................   47,600          687,225
  *Wall Data, Inc...........................................   15,000          374,063
  *Wall Street Deli, Inc....................................   27,000          108,000
  Walshire Assurance Co.....................................   50,527          502,112
  Warren Bancorp, Inc.......................................   36,000          603,000
  *Washington Homes, Inc....................................   64,800          243,000
  Washington National Corp..................................  108,800        3,046,400
  Washington Savings Bank FSB Waldorf, MD...................   23,500          117,500
  Watkins-Johnson Co........................................   69,500        2,197,938
  Watts Industries, Inc. Class A............................   79,000        1,965,125
  Webb (Del) Corp...........................................  311,188        4,745,617
  Webster Financial Corp....................................   93,158        3,772,899
  *Weirton Steel Corp.......................................  359,800        1,079,400
  *Welcome Home, Inc........................................   14,000            1,372
  Wellco Enterprises, Inc...................................    4,800           67,800
  Wellman, Inc..............................................  155,500        2,779,563
  *Wells-Gardner Electronics Corp...........................   33,700          128,481
  Werner Enterprises, Inc...................................  220,500        4,313,531
  Wesbanco, Inc.............................................   12,600          456,750
  *West Coast Entertainment Corp............................  115,000          546,250
  West, Inc.................................................   29,000          855,500
  Westco Bancorp, Inc.......................................   11,400          269,325
  Westcorp, Inc.............................................  104,656        1,752,988
  Westerfed Financial Corp..................................   37,300          752,994
  *Western Beef, Inc........................................   46,800          424,125
  *Western Micro Technology, Inc............................   12,300          162,206
  *Weston (Roy F.), Inc. Class A............................   62,900          188,700
  Weyco Group, Inc..........................................      800           38,900
  Whitney Holdings Corp.....................................   90,171        3,437,769
  *Whittaker Corp...........................................  131,900        1,467,388
  *Wickes Lumber Co.........................................   96,600          513,188
  *Williams Clayton Energy, Inc.............................   61,500          837,938
  Wilshire Oil Co. of Texas.................................   75,354          405,028
  Windmere Corp.............................................  145,700        2,149,075
  Winnebago Industries, Inc.................................   10,400           71,500
  Wiser Oil Co..............................................  100,175        1,565,234
  Wolf (Howard B.), Inc.....................................    5,000           28,125
  Wolohan Lumber Co.........................................   55,578          684,304
  *Wonderware Corp..........................................  117,000        1,601,438
  *Worldcorp, Inc...........................................   25,000           71,875
  *Worldtex, Inc............................................  115,500          822,938
  Worthington Foods, Inc....................................   17,666          369,882
  *Wyant Corp...............................................      600            2,850
  *Wyman-Gordon Co..........................................   18,800          427,700
  Wynns International, Inc..................................   67,450        1,669,388
  *Xicor, Inc...............................................   55,100          375,369

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                               SHARES           VALUE+
                                                              --------  --------------
  Xtra Corp.................................................    2,200   $       94,325
  Yankee Energy Systems, Inc................................   83,100        1,921,688
  Yardville National Bancorp................................   23,400          535,275
  *Yellow Corp..............................................  235,800        4,524,413
  York Financial Corp.......................................   56,409        1,085,873
  *Zale Corp................................................  283,400        5,703,425
  *Zaring National Corp.....................................   40,000          390,000
  *Zemex Corp...............................................   74,540          531,098
  *Zenith Electronics Corp..................................   29,900          328,900
  Zenith National Insurance Corp............................  141,000        3,525,000
  Ziegler Co., Inc..........................................    1,700           30,388
  *Zilog, Inc...............................................  167,400        3,724,650
  *Zimmerman Sign Co........................................   10,520           38,135
  *Zitel Corp...............................................   33,000          763,125
  *Zoll Medical Corp........................................   91,000          796,250
  Zurn Industries, Inc......................................  102,700        2,721,550
  *Zygo Corp................................................   25,200          718,200
                                                                        --------------
TOTAL COMMON STOCKS
  (Cost $1,331,001,571).....................................             1,627,670,580
                                                                        --------------
RIGHTS/WARRANTS -- (0.0%)
  *Amvestors Financial Corp. Warrants Class A 04/02/02......    3,620           20,136
  *Banner Aerospace, Inc. Rights 06/18/97...................   68,999                0
  *CSF Holdings, Inc. Litigation Rights 12/30/99............   40,500                0
  *Fifty-off Stores, Inc. Non-Transferrable Rights..........   42,600                0
  *Laboratory Corp. of America Holdings, Inc. Rights
    06/16/97................................................   15,292          122,335
  *National Mercantile Bancorp Warrants 06/02/99............      165                0
  *Statesman Group, Inc. Contingent Payment Rights..........   37,500                0
                                                                        --------------
TOTAL RIGHTS/WARRANTS
  (Cost $91,544)............................................                   142,471
                                                                        --------------
                                                               SHARES           VALUE+
                                                              --------  --------------

PREFERRED STOCKS -- (0.0%)
  *Sentry Technology Corp. Class A
    (Cost $19,693)..........................................   16,802   $       48,306
                                                                        --------------
                                                                FACE
                                                               AMOUNT
                                                              --------
                                                               (000)
TEMPORARY CASH INVESTMENTS -- (2.2%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
    06/02/97 (Collateralized by U.S. Treasury Notes 6.00%,
    08/15/99)
    (Cost $36,158,000)......................................  $36,158       36,158,000
                                                                        --------------
TOTAL INVESTMENTS -- (99.7%)
  (Cost $1,367,270,808)++...................................             1,664,019,357
                                                                        --------------
OTHER ASSETS AND LIABILITIES -- (0.3%)
  Other Assets..............................................                 7,509,833
  Payable for Investment Securities Purchased...............                (2,049,360)
  Other Liabilities.........................................                  (397,651)
                                                                        --------------
                                                                             5,062,822
                                                                        --------------
NET ASSETS -- (100.0%) Applicable to 94,677,013 Outstanding
  $.01 Par Value Shares (Unlimited Number of Shares
  Authorized)...............................................            $1,669,082,179
                                                                        --------------
                                                                        --------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....            $        17.63
                                                                        --------------
                                                                        --------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. SMALL CAP VALUE SERIES

                            STATEMENT OF OPERATIONS

                   FOR THE YEAR SIX MONTHS ENDED MAY 31, 1997
                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends..........................................................................  $   8,186
    Interest...........................................................................        820
    Income from Securities Lending.....................................................        212
                                                                                         ---------
        Total Investment Income........................................................      9,218
                                                                                         ---------

EXPENSES
    Investment Advisory Services.......................................................      1,452
    Accounting & Transfer Agent Fees...................................................        394
    Custodian's Fee....................................................................        127
    Legal Fees.........................................................................         13
    Audit Fees.........................................................................         15
    Shareholders' Reports..............................................................         18
    Trustees' Fees and Expenses........................................................          4
    Other..............................................................................         19
                                                                                         ---------
        Total Expenses.................................................................      2,042
                                                                                         ---------
    NET INVESTMENT INCOME..............................................................      7,176
                                                                                         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

  Net Realized Gain on Investment Securities...........................................     79,221

  Change in Unrealized Appreciation (Depreciation) of Investment Securities............     76,107
                                                                                         ---------
  NET GAIN ON INVESTMENT SECURITIES....................................................    155,328
                                                                                         ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................  $ 162,504
                                                                                         ---------
                                                                                         ---------

                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. SMALL CAP VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                           SIX MONTHS      YEAR
                                                                              ENDED        ENDED
                                                                             MAY 31,     NOV. 30,
                                                                              1997         1996
                                                                           -----------  -----------
                                                                           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income................................................  $     7,176  $    10,727
    Net Realized Gain on Investment Securities...........................       79,221       57,358
    Change in Unrealized Appreciation (Depreciation) of Investment
      Securities.........................................................       76,107      131,332
                                                                           -----------  -----------
        Net Increase in Net Assets Resulting from Operations.............      162,504      199,417
                                                                           -----------  -----------
Distributions From:
    Net Investment Income................................................       (1,696)     (10,581)
    Net Realized Gains...................................................      (57,267)     (15,728)
                                                                           -----------  -----------
        Total Distributions..............................................      (58,963)     (26,309)
                                                                           -----------  -----------
Capital Share Transactions (1):
    Shares Issued........................................................      294,610      470,306
    Shares Issued in Lieu of Cash Distributions..........................       53,197       25,751
    Shares Redeemed......................................................      (30,479)     (45,295)
                                                                           -----------  -----------
        Net Increase From Capital Share Transactions.....................      317,328      450,762
                                                                           -----------  -----------
        Total Increase...................................................      420,869      623,870
                                                                           -----------  -----------
NET ASSETS
    Beginning of Period..................................................    1,248,213      624,343
                                                                           -----------  -----------
    End of Period........................................................  $ 1,669,082  $ 1,248,213
                                                                           -----------  -----------
                                                                           -----------  -----------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.........................................................       17,909       32,133
   Shares Issued in Lieu of Cash Distributions...........................        3,298        1,749
   Shares Redeemed.......................................................       (1,831)      (3,121)
                                                                           -----------  -----------
                                                                                19,376       30,761
                                                                           -----------  -----------
                                                                           -----------  -----------

                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. SMALL CAP VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS         YEAR                         YEAR
                                                  ENDED            ENDED       YEAR ENDED       ENDED      MARCH 2 TO
                                                 MAY 31,         NOV. 30,       NOV. 30,      NOV. 30,      NOV. 30,
                                                   1997            1996           1995          1994          1993
                                               ------------     -----------    -----------    ---------    ----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period.........  $      16.58     $     14.02    $     11.15    $   11.04    $    10.00
                                               ------------     -----------    -----------    ---------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income......................          0.08            0.15           0.14         0.12          0.08
  Net Gains (Losses) on Securities (Realized
    and Unrealized)..........................          1.73            2.88           3.06         0.16          1.09
                                               ------------     -----------    -----------    ---------    ----------
  Total from Investment Operations...........          1.81            3.03           3.20         0.28          1.17
                                               ------------     -----------    -----------    ---------    ----------
LESS DISTRIBUTIONS
  Net Investment Income......................         (0.02)          (0.15)         (0.14)       (0.12)        (0.07)
  Net Realized Gains.........................         (0.74)          (0.32)         (0.19)       (0.05)        (0.06)
                                               ------------     -----------    -----------    ---------    ----------
  Total Distributions........................         (0.76)          (0.47)         (0.33)       (0.17)        (0.13)
                                               ------------     -----------    -----------    ---------    ----------
Net Asset Value, End of Period...............  $      17.63     $     16.58    $     14.02    $   11.15    $    11.04
                                               ------------     -----------    -----------    ---------    ----------
                                               ------------     -----------    -----------    ---------    ----------
Total Return.................................         11.38%#         22.14%         28.81%        2.52%        11.69%#

Net Assets, End of Period (thousands)........  $  1,669,082     $ 1,248,213    $   624,343    $ 350,277    $   95,681
Ratio of Expenses to Average Net Assets......          0.28%*          0.29%          0.32%        0.32%         0.33%*
Ratio of Net Investment Income to Average Net
  Assets.....................................          0.99%*          1.11%          1.22%        1.50%         1.35%*
Portfolio Turnover Rate......................         24.24%*         14.91%         20.62%        8.22%         1.07%*
Average Commission Rate (1)..................  $     0.0657     $    0.0658            N/A          N/A           N/A

--------------

*  Annualized

#  Non-Annualized

(1) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers sixteen portfolios, of which The U.S. Small Cap Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    2. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. All open repurchase agreements were entered into on May 30, 1997.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA") (the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 1997, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1%.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 1997, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases..............................................  $ 412,386
Sales..................................................    172,129

E. INVESTMENT TRANSACTIONS:

    At May 31, 1997, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation..........................  $ 393,680
Gross Unrealized Depreciation..........................    (96,931)
                                                         ---------
Net....................................................  $ 296,749
                                                         ---------
                                                         ---------

F. LINE OF CREDIT

    In July, 1996, the Trust, together with other DFA advised portfolios, entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Series during the six months ended May 31, 1997.

G. COMPONENTS OF NET ASSETS:

    At May 31, 1997, net assets consisted of (amounts in thousands):

Paid-In Capital......................................  $ 1,287,365
Undistributed Net Investment Income..................        5,898
Undistributed Net Realized Gain......................       79,070
Unrealized Appreciation of Investment Securities.....      296,749
                                                       -----------
                                                       $ 1,669,082
                                                       -----------
                                                       -----------

H. SECURITIES LENDING

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. The market value of securities on loan to brokers from the Series is $35,239,265 and the related collateral cash and received is $40,559,883 at May 31, 1997.